As filed with the U.S. Securities and Exchange Commission on October 26, 2009 1940 Act Registration No. 811-09038 1933 Act File No. 033-91770

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 24 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 25 [X]

(Check appropriate box or boxes.) THE OLSTEIN FUNDS (Exact Name of Registrant as Specified in Charter)

4 Manhattanville Road, Purchase, NY 10577 (Address of Principal Executive Office) (Zip Code) Registrant’s Telephone Number, including Area Code (914) 269-6100

Robert A. Olstein
Olstein Capital Management, L.P.
4 Manhattanville Road
Purchase, NY 10577
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):
____ immediately upon filing pursuant to paragraph (b)
X on October 28, 2009 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE OLSTEIN FUNDS The Olstein All Cap Value Fund The Olstein Strategic Opportunities Fund

4 Manhattanville Road Purchase, New York 10577-2119 1-800-799-2113

PROSPECTUS October 31, 2009

The Olstein Funds (the “Trust”) is a trust made up of two separate mutual funds (each, a “Fund,” and together, the “Funds”) called the Olstein All Cap Value Fund (the “All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Strategic Opportunities Fund”). This Prospectus offers Adviser Class shares and Class C shares of the All Cap Value Fund and Class A shares and Class C shares of the Strategic Opportunities Fund. Olstein Capital Management, L.P. (“OCM” or “Olstein”) serves as the investment adviser and distributor for each Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to suggest otherwise.

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TABLE OF CONTENTS

THE OLSTEIN INVESTMENT PHILOSOPHY	3

THE OLSTEIN ALL CAP VALUE FUND	5
Objectives, Strategies and Main Risks	5
Past Performance	9
Fund Expenses	11

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND	13
Objectives, Strategies and Main Risks	13
Past Performance	17
Fund Expenses	19
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FUND INFORMATION	21
Management of the Funds	21
Fund Distribution	23

SHAREHOLDER INFORMATION	26
Share Classes of the Funds	26
Disclosure of Portfolio Holdings	31
Pricing of Fund Shares	32
How to Purchase Shares	33
How to Redeem Shares	38
How to Exchange Shares	42
Retirement Plans	45
Dividends, Capital Gains Distributions and Taxes	47
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FINANCIAL HIGHLIGHTS	49

FOR MORE INFORMATION
The back cover tells you how to obtain more information about the Funds.

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THE OLSTEIN FUNDS

THE OLSTEIN INVESTMENT PHILOSOPHY

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The Olstein Funds (the “Trust”) follow an accounting-driven, value-oriented investing philosophy and approach that emphasizes looking behind the numbers of financial statements. The philosophy was developed by the Trust’s investment adviser, Olstein Capital Management, L.P. (“OCM” or “Olstein”). Olstein’s investment philosophy is based on the belief that the price of a common stock may not reflect the true value of the issuing company’s underlying business. Olstein’s investment team further believes that to achieve long-term investment success through such a value investing approach, an investor must first consider the financial risk inherent in each investment (determined by the quality of a company’s balance sheet and the quality of its earnings) before considering the potential for its capital appreciation.

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Olstein Capital Management believes that deviations between a company’s private market value and its stock price present viable investment opportunities for the patient, long-term investor.

[End Call-Out]

Olstein’s investment philosophy emphasizes investments in companies with discernible financial strength, a high quality of earnings and an ability to produce excess free cash flow after capital expenditures and working capital needs. OCM believes that free cash flow and its intelligent uses build meaningful shareholder value over time. As a result, Olstein’s bottom-up, fundamental analysis seeks to identify companies with unique business fundamentals and a competitive edge, both of which usually provide a greater predictability of future free cash flow.

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Olstein’s analysis focuses on how a company’s operations generate sustainable free cash flow; how much of that cash is, or might be, available to investors; and how much investment is required, on an ongoing basis, to maintain and grow the company’s free cash flow. OCM believes that companies capable of generating sustainable free cash flow have the potential to enhance shareholder value by:

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  Increasing dividend payments
  Repurchasing company shares
  Reducing outstanding debt
  Engaging in strategic acquisitions
  Withstanding an economic downturn without adopting harmful short-term strategies
  Being an attractive merger or acquisition target
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Although the investment team uses several valuation methodologies to determine a company’s private market value, the investment team emphasizes valuations based on expected free cash flow. For OCM, reliable valuations require a thorough understanding of a company’s accounting and reporting techniques as well as an assessment of a

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THE OLSTEIN FUNDS

company’s Quality of Earnings. Olstein’s investment team undertakes an intensive, inferential analysis of the current and historical information contained in a company’s publicly disclosed financial statements and accompanying footnotes, shareholder reports, and other required disclosures to assess the quality of earnings and to alert OCM to positive or negative factors affecting future free cash flow that may or may not be recognized by the financial markets.

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Olstein’s accounting-driven financial statement analysis differs from the earnings per share approach and other earnings-related metrics traditionally used by many value managers. OCM believes that such traditional approaches rely too heavily on earnings guidance provided by a company’s management and may result in timing of stock purchases and sales in an attempt to benefit from market psychology rather than the realization of intrinsic value. The investment team seeks to differentiate between companies with aggressive and conservative accounting practices – believing companies that use aggressive accounting practices may be more prone to future negative earnings and revenue surprises, whereas companies that employ conservative accounting practices may exhibit greater predictability of future earnings and future free cash flow. When selecting an investment, Olstein’s objective is not to endorse or criticize the accounting practices of a particular company, but rather, to incorporate into its analysis the adjustments to the company’s financial reports and underlying assumptions necessary to reflect the economic reality of the company’s normalized ability to generate excess cash flow in order to reach a reliable private market valuation.

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OCM’s stock selection process focuses on individual company valuations regardless of predicted market fluctuations and is designed for investors who have the patience to follow a value investing discipline and who are willing to remain invested through market cycles and periods of price volatility. Olstein expects that misperceptions or short-term problems that lead to a company’s temporary undervaluation should reverse within 2 to 3 years and the discounted price paid for the security should enable the Funds to achieve their respective investment objectives if the expected catalyst develops and becomes realized. However, the investments chosen by OCM may not perform as anticipated. Each Fund’s specific investment objectives, strategies and risks are described separately on the following pages.

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THE OLSTEIN ALL CAP VALUE FUND

OBJECTIVES, STRATEGIES AND MAIN RISKS

INVESTMENT OBJECTIVES

The All Cap Value Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

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These objectives may be changed without shareholders approval; however, the Fund will provide advance notice to shareholders of any change to its investment objectives. There can be no assurance that the Fund will achieve its objectives.

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INVESTMENT STRATEGIES

Principal Investment Strategies

The All Cap Value Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that Olstein Capital Management believes are significantly undervalued. The stock selection process emphasizes a consideration of financial risk, determined by the quality of a company’s balance sheet and the quality of its earnings, before considering upside potential. When selecting securities for the All Cap Value Fund’s portfolio, OCM focuses on the criteria, and follows the analytical and valuation methodologies, described in the section of this Prospectus entitled, “The Olstein Investment Philosophy.”

The All Cap Value Fund invests according to OCM’s belief that value opportunities can develop across all market capitalization and style categories, and the restriction of investments according to artificial barriers could inhibit the Fund from achieving its investment objectives. The All Cap Value Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, or any other category.

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The Fund’s stock selection process concentrates on the common stocks of companies that OCM believes are selling below the investment team’s proprietary calculation of private market value. When determining the value of a company, OCM considers quantitative factors, such as, but not limited to, returns on assets, asset turnover, returns on equity, etc., and qualitative factors, such as, but not limited to, an assessment of a company’s competitive positioning, its products and/or services, the effectiveness and execution of its business strategy, the economics and operating dynamics of its industry, and regulatory issues that may affect its business. Although the investment team uses several valuation methodologies to determine a company’s private market value, the investment team emphasizes valuations based on a company’s free cash flow. OCM generally seeks to invest in companies with a cash flow yield (estimated free cash flow divided by market capitalization) that significantly exceeds the prevailing yield of three-year U.S. Treasury securities. OCM prefers comparing free cash flow to three-year U.S. Treasury securities rather than relative price-to-earnings ratios with overall market measures or other stocks

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THE OLSTEIN ALL CAP VALUE FUND

within similar industries because the rate on the three-year U.S. Treasury securities is a better comparative barometer to determine whether one is being adequately compensated for the risk of investing in an equity security.

OCM believes that stock prices often fall below a company’s private market value as a result of short-term focus on or overreaction to several factors, including: a company’s temporary problems, a company’s failure to meet quarterly earnings estimates, or other negative information including short-term industry fundamentals or negative market psychology.

[Begin Call-Out]

Olstein Capital Management also believes that negative market psychology can cause stocks to be temporarily unpopular and, therefore, improperly valued.

[End Call-Out]

The Fund intends to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at prices that OCM believes can result in above average capital appreciation if and when the deviation between stock price and OCM’s estimate of the company’s private market value is corrected by market forces or a catalyst that changes perceptions.

When evaluating stocks for the Fund’s portfolio, OCM emphasizes an inferential analysis of financial statements to assess the quality of earnings reported by the company and to look for early warning alerts of directional changes in a company’s ability to generate free cash flow. Because the quality of earnings and future free cash flow directly affect the valuation of a company, OCM examines and assesses the accounting practices and the choices and assumptions a company makes when constructing its financial statements. OCM seeks to differentiate between companies with aggressive and conservative accounting practices and to identify positive or negative factors affecting a company’s ability to generate future free cash flow that may or may not be recognized by the financial markets.

The Fund’s investment philosophy is based on the belief that an intensive inferential analysis of a company’s financial statements, supporting documents, disclosure practices, and financial statement footnotes, is the best way to analyze the capabilities of management, assess the quality of its earnings and the economic reality of the information provided, assess the conservatism of the accounting and disclosure practices, evaluate the company’s financial strength, and finally, determine the value of the company. When screening investments for the Fund’s portfolio, OCM believes that the quality of a company is associated with the following characteristics:

  its financial strength
  its ability to provide excess cash flow
  the quality of its earnings

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THE OLSTEIN ALL CAP VALUE FUND

  a high probability of predicting future cash flow based on the company’s unique business fundamentals

The Fund does not utilize more conventional measures such as the number of years in business, sensitivity to economic cycles, industry categorization or the volatility of a company’s stock price when assessing the quality of a company.

Other Investment Strategies

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In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.

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The Fund may engage in short sale transactions, in which the Fund borrows a stock that it does not own and sells the stock to a third party in anticipation of a decline in the stock’s market price. If the stock price declines below the level where the Fund sold the stock short, the Fund can realize a profit by purchasing less expensive shares to replace the borrowed stock. If the stock price rises, it becomes more expensive for the Fund to purchase replacement shares for the borrowed stock and the Fund can lose money. The Fund may sell a company’s stock short if OCM believes that the company engages in aggressive accounting practices, carries excessive debt, is over-leveraged or if the stock is otherwise overvalued.

The Fund also may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, including American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying foreign securities. The Fund’s foreign investments will be limited to investments in companies in developed countries, rather than in countries with developing or emerging markets.

The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

MAIN RISKS

Investments in the Fund carry certain inherent risks. Discussed below are the main risks of investing in the Fund. Each of these risks has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market and Manager Risk

Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by OCM may not perform as anticipated. Also, OCM makes all decisions

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THE OLSTEIN ALL CAP VALUE FUND

regarding the Fund’s investments. Therefore, the Fund’s investment success depends on the skill of OCM in evaluating, selecting and monitoring the Fund’s assets. OCM may be incorrect in its judgment of the value of particular stocks.

Value Investing Style Risk

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The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, OCM’s calculation of a stock’s private market value involves estimates of future cash flow which may prove to be incorrect and, therefore, could result in sales of the stock at prices lower than the Fund’s original purchase price.

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Portfolio Turnover

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OCM employs a “buy and sell” discipline, where it purchases or sells stocks whenever the Fund’s value criteria are met. This practice may result in a portfolio turnover rate higher than that of many funds with similar investment strategies. High portfolio turnover involves additional transaction costs (such as brokerage commissions) that are borne by the Fund, and might involve adverse tax effects.

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Foreign Investing

Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Short Sales

Short-selling is a technique that may be considered speculative. Unlike long positions which have a finite amount of money at risk, unhedged short positions represent theoretically unlimited exposure to the Fund because the price of the stock could increase without limit, making it more expensive for the Fund to close the short position by purchasing replacement stock. Accordingly, short sales of securities may result in losses for the Fund if a security’s price rises.

Whenever the Fund sells a stock short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

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THE OLSTEIN ALL CAP VALUE FUND

PAST PERFORMANCE

The bar chart and tables shown on the following pages illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis). The tables show how the average annual returns of the Adviser Class and Class C shares for the one, five and ten year (since inception for Adviser Class) periods compare with those of the S&P 500® Index and Russell 3000® Index. The S&P 500® Index and Russell 3000® Index represent broad measures of market performance.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Adviser Class shares are eligible for sale to investors who pay a separate fee for advisory services to a “financial adviser,” such as a broker, dealer, bank (including a bank trust department), investment adviser, financial planner, retirement plan administrator or other financial intermediary. The average annual total returns in the Adviser Class table do not reflect the cost of these separate fees. Therefore, the net returns to an Adviser Class shareholder may be less than the returns reflected in the table after a shareholder pays a financial adviser’s fee.

Total Return for Class C as of 12/31*

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1999	34.89%
2000	12.93%
2001	17.25%
2002	(19.27)%
2003	36.19%
2004	11.05%
2005	2.79%
2006	14.44%
2007	(3.43)%
2008	(43.80)%
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Total Return from January 1, 2009 to September 30, 2009: 29.42%

Best Quarter:	Q4	2001	25.26%
Worst Quarter:	Q4	2008	(28.36)%
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*	The above returns do not reflect the contingent deferred sales charge (CDSC) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

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THE OLSTEIN ALL CAP VALUE FUND

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AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2008

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

CLASS C	1 Year[1]	5 Years	10 Years

Return Before Taxes	(43.80)%	(6.65)%	3.36%
Return After Taxes on Distributions	(43.80)%	(7.75)%	1.18%
Return After Taxes on Distributions and Sale
of Fund Shares	(28.47)%	(5.02)%	2.36%
S&P 500® Index (w/dividends reinvested)[2]	(37.00)%	(2.19)%	(1.38)%
Russell 3000® Index (w/dividends reinvested)[2]	(37.31)%	(1.95)%	(0.80)%
Indices reflect no deductions for fees, expenses
or taxes

ADVISER CLASS	1 Year	5 Years	Since Inception (9/21/99)

Return Before Taxes	(43.43)%	(5.97)%	1.97%
Return After Taxes on Distributions	(43.43)%	(7.00)%	(0.31)%
Return After Taxes on Distributions and Sale
of Fund Shares	(28.23)%	(4.51)%	1.05%
S&P 500® Index (w/dividends reinvested)[2]	(37.00)%	(2.19)%	(2.24)%
Russell 3000® Index (w/dividends reinvested)[2]	(37.31)%	(1.95)%	(1.47)%
Indices reflect no deductions for fees, expenses
or taxes
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[1]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.
[2]	The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that includes 500 leading companies in leading industries of the U.S. economy, and is not an investment product available for purchase. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) and taxes, where noted, that reduce returns, while the return of the S&P 500® Index and the Russell 3000® Index do not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500® Index or the Russell 3000® Index will incur expenses such as management fees, transaction costs, etc., that reduce returns.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. Please note that the average annual returns for the S&P 500® Index and Russell 3000® Index, shown above, are not after-tax return figures. This means that the returns of the S&P 500® Index and Russell 3000® Index shown above do not reflect the amount of any taxes that may apply if an investor were to purchase directly the individual securities that make up the index. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

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THE OLSTEIN ALL CAP VALUE FUND

FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Adviser Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
(as a percentage of offering price)
Maximum Contingent Deferred Sales Charge (as a	None	1.00%[1]
percentage of the lesser of original purchase price or
the value of the shares upon redemption)
Maximum Sales Charge (Load) Imposed on Reinvested	None	None
Dividends (as a percentage of offering price)
Redemption Fees	None[2]	None[2]

1.	There is no CDSC if you redeem Class C shares more than one year after purchase. The CDSC may be waived under certain circumstances.
2.	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
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Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Adviser Class[1]	Class C
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[2]	0.33%	0.33%
Total Annual Fund Operating Expenses	1.58%	2.33%
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[1]	The Adviser Class expenses in this table do not include any separate advisory fees that may be charged by financial advisers.
[2]	Other Expenses include Acquired Fund Fees and Expenses, which were less than 0.01% of the Fund’s average net assets.
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THE OLSTEIN ALL CAP VALUE FUND

EXPENSE EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated. The examples also assume that you earn a 5% return each year, with no change in expense levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Adviser Class	$161	$499	$860	$1,878
Class C (assuming sale of all shares at end of
period)	$336	$727	$1,245	$2,666
Class C (assuming no sale of shares)	$236	$727	$1,245	$2,666
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THE OLSTEIN STRATEGIC OPPORTUNITIES FUND OBJECTIVES, STRATEGIES AND MAIN RISKS

INVESTMENT OBJECTIVES

The Strategic Opportunities Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.

These objectives may be changed without shareholder approval; however, the Fund will provide advance notice to shareholders of any change to its investment objectives. There can be no assurance that the Fund will achieve its objectives.

INVESTMENT STRATEGIES

Principal Investment Strategies

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Olstein Capital Management believes that management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company’s size or expectations for growth. OCM also believes that the markets’ short-term reaction to such situations often creates unique investment opportunities for the long-term investor. The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that OCM believes are selling at a significant discount to its proprietary cash flow-based calculation of private market value. When selecting securities for the Strategic Opportunities Fund’s portfolio, OCM focuses on the criteria, and follows the analytical and valuation methodologies, described in the section of this Prospectus entitled, “The Olstein Investment Philosophy.” In addition, the Strategic Opportunities Fund may employ a distinctive approach that involves engaging as an activist investor in situations where OCM perceives that such an approach is likely to add value to the investment process. Although the Fund does not have strict limits regarding the size (market capitalization) of companies in which it will invest, the emphasis on small- and mid-sized companies allows the Fund to make significant investments in such companies, which may increase the probability that management will act upon OCM’s strategic recommendations.

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For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index. The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. As of August 31, 2009, the average market capitalization of the companies in the Russell 2500TM Index was approximately $1.96 billion and the median market capitalization of the companies in the Russell 2500TM Index was approximately $491 million.

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OCM believes that opportunities to buy under-valued stocks of small and mid-sized companies may arise from many factors including, but not limited to:

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  the negative psychology of crowds

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THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

  misperceptions of, and investor over-reaction to, short-term problems or negative news the earnings power of such companies may be underappreciated the potential of such companies to generate future free cash flow may be unrecognized such companies may be less prone to identify that change is needed to improve financial results some of these companies may have little or no following among investors such companies may have a higher probability of having unrecognized business lines and hidden or undervalued assets
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When evaluating stocks for the Fund, OCM emphasizes an inferential analysis of financial statements to assess the quality of earnings reported by the company and to identify early warning alerts of directional changes in the company’s ability to generate free cash flow. Because the quality of earnings and future excess cash flow directly affect the valuation of a company, OCM examines and assesses the accounting practices and choices a company makes when constructing its financial statements. OCM seeks to differentiate between companies with aggressive and conservative accounting practices and to identify positive or negative factors affecting a company’s ability to generate future free cash flow that may or may not be recognized by the financial markets.

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The Fund may also engage in shareholder activism as a form of value investing.

[Begin Call-Out]

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As a shareholder activist, Olstein Capital Management may make significant investments in public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value. The Fund will focus on companies for which OCM has identified strategic alternatives that are being implemented, or could be implemented, by management that have the potential to narrow the valuation gap between market price and OCM’s proprietary calculations of private market value.

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[End Call-Out]

OCM often focuses on “deep value” situations where it believes that the public market price does not reflect OCM’s estimate of the company’s intrinsic value, or where there is an identifiable impediment to the recognition of private market value. In such situations, OCM will normally approach company management on a cooperative basis offering strategic advice and transactional experience. Desired outcomes of the Fund’s shareholder activism may include, but are not limited to, the liquidation of non-core assets, share repurchases, a dividend of excess cash, a new or changed management team, material changes in management policies, the removal of a “poison pill,” or a merger or sale of the company.

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THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

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Although the investment manager’s intent is to acquire a significant investment in the stock of a target company as an activist investor, it is possible that news, price movements, or other market or economic conditions may cause OCM to stop acquiring a stock or to sell an existing position.

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Other Investment Strategies

In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock. Within regulatory limits, the Fund also may invest in other investment companies, exchange traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.

The Fund also may invest up to 20% of its net assets in ADRs. The Fund’s foreign investments will be limited to investments in companies in developed countries, rather than in countries with developing or emerging markets.

The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

MAIN RISKS

Investments in the Fund carry certain inherent risks. Discussed below are the main risks of investing in the Fund. Each of these risks has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Non-Diversification Risk

The Fund is non-diversified, which means that the Fund is permitted to focus its investments in a smaller number of companies than a diversified fund. As a result, the gains or losses on a single security may have a greater impact on the Fund’s net asset value than would be the case if investments were made in a larger number of securities. Consequently, the Fund is subject to the risk that it will be more volatile than a diversified fund.

Stock Market and Manager Risk

Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by OCM may not perform as anticipated. Also, OCM makes all decisions regarding the Fund’s investments. Therefore, the Fund’s investment success depends on

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THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

the skill of OCM in evaluating, selecting and monitoring the Fund’s assets. OCM may be incorrect in its judgment of the value of particular stocks.

Small- and Mid-Sized Company Risk

The securities of companies with small- and mid-sized capitalizations may involve greater investment risks than securities of companies with larger capitalizations. Small-and mid-sized companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the securities of small- and mid-sized capitalization companies may be subject to more abrupt or erratic price movements, may have more limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small- and mid-sized companies also may pay no, or only small, dividends.

Value Investing Style Risk

The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated. Also, OCM’s calculation of a stock’s private market value involves estimates of future cash flow which may prove to be incorrect and, therefore, could result in Fund sales of the stock at prices lower than the Fund’s original purchase price.

Portfolio Turnover


OCM employs a “buy and sell” discipline, where it purchases or sells stocks whenever the Fund’s value criteria are met. This practice may result in a portfolio turnover rate higher than that of many funds with similar investment strategies. High portfolio turnover involves additional transaction costs (such as brokerage commissions) that are borne by the Fund, and might involve adverse tax effects.


Liquidity Risk


The securities of many small- and mid-sized companies may have a smaller “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.


Foreign Investing

Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include,

16

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risk


ETFs in which the Fund invests are subject to the risk that the market for securities that seek to replicate a particular index, or the market as a whole, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs generally are low, frequent trading of ETFs by the Fund can generate brokerage expenses. An investment in other investment companies or ETFs will cause the Fund to pay indirectly a portion of the expenses of these companies.


PAST PERFORMANCE


The bar chart and tables shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis). The tables show how the average annual returns of the Class A and Class C shares for the one year and since inception periods compare with those of the S&P 500® Index and Russell 2500® Index. The S&P 500® Index represents a broad measure of market performance. The Russell 2500® Index represents the market sector of small and mid-sized companies in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Total Return for Class C as of 12/31*

2007	(5.81)%
2008	(38.58)%


Total Return from January 1, 2009 to September 30, 2009: 37.69%


Best Quarter:	Q2	2007	9.36%
Worst Quarter:	Q4	2008	(29.35)%
*	The above returns do not reflect the contingent deferred sales charge (CDSC) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

17

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2008


		Since
		Inception
CLASS A1	1 Year	(11/1/06)

Return Before Taxes	(38.11)%	(20.57)%
Return After Taxes on Distributions	(38.11)%	(20.62)%
Return After Taxes on Distributions and Sale
of Fund Shares	(24.77)%	(17.10)%
S&P 500® Index (w/dividends reinvested)[2]	(37.00)%	(15.66)%
Russell 2500® Index (w/dividends reinvested)[2]	(36.79)%	(16.67)%
Indices reflect no deductions for fees, expenses
or taxes

		Since
		Inception
CLASS C	1 Year[3]	(11/1/06)

Return Before Taxes	(38.58)%	(21.03)%
Return After Taxes on Distributions	(38.58)%	(21.07)%
Return After Taxes on Distributions and Sale
of Fund Shares	(25.08)%	(17.47)%
S&P 500® Index (w/dividends reinvested)[2]	(37.00)%	(15.66)%
Russell 2500® Index (w/dividends reinvested)[2]	(36.79)%	(16.67)%
Indices reflect no deductions for fees, expenses
or taxes

[1]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.
[2]	The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that includes 500 leading companies in leading industries of the U.S. economy, and is not an investment product available for purchase. The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index, and includes approximately 2,500 of the smallest securities. The Fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) and taxes, where noted, that reduce returns, while the return of the S&P 500® Index and the Russell 2500® Index do not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500® Index or the Russell 2500® Index will incur expenses such as management fees, transaction costs, etc., that reduce returns.
[3]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for the period since inception does not include the CDSC because there is no CDSC if shares are held longer than 1 year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-

18

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

tax returns depend on your particular tax situation and may differ from those shown. Please note that the average annual returns for the S&P 500® Index and Russell 2500® Index, shown above, are not after-tax return figures. This means that the returns of the S&P 500® Index and Russell 2500® Index shown above do not reflect the amount of any taxes that may apply if an investor were to purchase directly the individual securities that make up the index. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%[1]	None
(as a percentage of offering price)
Maximum Contingent Deferred Sales Charge (as a	None[1]	1.00%[2]
percentage of the lesser of the original purchase
price or the value of the shares upon redemption)
Maximum Sales Charge (Load) Imposed on Reinvested	None	None
Dividends (as a percentage of offering price)
Redemption Fees	None[3]	None[3]

[1]Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more, that were not subject to a front-end sales charge are subject to a CDSC of 1.00% if sold within one year of the purchase date.
[2]There is no CDSC if you redeem Class C shares more than one year after purchase. The CDSC may be waived under certain circumstances.
[3]The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A1	Class C
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[2]	1.36%	1.36%
Total Annual Fund Operating Expenses[3]	2.61%	3.36%
Management Fee Waiver/Expense Reimbursement[3]	(1.00%)	(1.00%)
Net Expenses[3]	1.61%	2.36%
[1]	The Class A expenses in this table do not include any separate advisory fees that may be charged by financial advisers.

19

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

[2]	Other Expenses include Acquired Fund Fees and Expenses, which were 0.01% of the Fund’s average net assets. Without Acquired Fund Fees and Expenses, Net Expenses would have been 1.60% and 2.35% with respect to Class A shares and Class C shares, respectively.
[3]	OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of both Class A shares and Class C shares of the Strategic Opportunities Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, “non-routine expenses.”) OCM may seek reimbursement of its waived fees and expenses borne under certain circumstances. This contractual fee waiver will remain in effect until at least October 28, 2010.

EXPENSE EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated. The examples also assume that you earn a 5% return each year, with no change in expense levels.  Please note that the one-year numbers below are based on the Fund's net expenses resulting from the expense limitation agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years
Class A	$705	$1,227	$1,775	$3,262
Class C (assuming sale of all shares at end of
period)	$339	$940	$1,664	$3,582
Class C (assuming no sale of shares)	$239	$940	$1,664	$3,582

20

FUND INFORMATION MANAGEMENT OF THE FUNDS


The Funds’ investments and day-to-day business operations are managed by Olstein Capital Management, L.P. (“OCM”), 4 Manhattanville Road, Purchase, New York 10577-2119, subject to supervision by the Board of Trustees of the Trust. The members of the Board of Trustees are fiduciaries for the Funds’ shareholders and establish policy for the operation of the Trust.


As investment manager, OCM selects investments for the Funds and supervises each Fund’s portfolio transactions to buy and sell securities, all according to each Fund’s stated investment objectives and policies. OCM is also responsible for selecting brokers and dealers to execute the Funds’ portfolio transactions. OCM may place transactions through itself or Fund affiliates, subject to the Securities and Exchange Commission (“SEC”) rules designed to ensure fairness of commissions. OCM provides, on a reimbursable basis, administrative and clerical services, office space and other facilities for the Funds and keeps certain books and records for the Funds. To date, OCM has chosen not to accrue or seek reimbursement for such expenses from the Funds.


Pursuant to separate Investment Management Agreements between the Trust and OCM for the All Cap Value and Strategic Opportunities Funds, each Fund is obligated to pay OCM an annual fee for its investment management services. The total annual advisory fees that the All Cap Value Fund and Strategic Opportunities Fund pay OCM (as a percentage of average daily net assets) is as follows:


Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1.5 billion up to $2.0 billion	0.90%
Over $2.0 billion up to $2.5 billion	0.85%
Over $2.5 billion up to $3.0 billion	0.80%
Over $3.0 billion	0.75%

Strategic Opportunities Fund
All assets	1.00%


Prior to October 31, 2009, the All Cap Value Fund’s contractual management fee was equal to 1.00% of the Fund’s average daily net assets.


For the fiscal year ended June 30, 2009, the All Cap Value Fund paid OCM a management fee of 1.00% of its average daily net assets. OCM waived all of its management fee with respect to the Strategic Opportunities Fund during the fiscal year


21

FUND INFORMATION


ended June 30, 2009. OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of both Class A shares and Class C shares of the Strategic Opportunities Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses. OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses to exceed the expense cap as then may be in effect for the Fund. This contractual fee waiver will remain in effect until at least October 28, 2010.


A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreements between the Trust, on behalf of each of the Funds, and OCM is available in the Funds’ semi-annual report to shareholders for the semi-annual period ended December 31, 2008.

PORTFOLIO MANAGERS


Robert A. Olstein serves as the Chairman, Chief Executive Officer and Chief Investment Officer of Olstein Capital Management. Mr. Olstein is the Co-Portfolio Manager for each Fund, and as Olstein Capital Management’s Chief Investment Officer, has primary responsibility and final decision–making authority for the management of the Funds’ portfolios of securities. Mr. Olstein also serves as Trustee, Chairman and President of the Trust. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock. Prior to forming OCM, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans as Senior Vice President/Senior Portfolio Manager at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation. He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd Scroll Award, has testified before the Banking Committee of the United States Senate on bank accounting practices and the Senate Banking Committee on bank accounting, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, and other financial publications. Mr. Olstein periodically appears as a guest commentator on Fox News Channel, CNBC, and CNN. Mr. Olstein has managed each Fund since its inception. Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical Statistics from Michigan State University. Mr. Olstein has served as the Portfolio Manager or Co-Portfolio Manager for the All Cap Value Fund and as the Co-Portfolio Manager for the Strategic Opportunities Fund since their inception.


22

FUND INFORMATION


Eric R. Heyman serves as Director of Research for Olstein Capital Management and Co-Portfolio Manager of each Fund. As Co-Portfolio Manager, Mr. Heyman works with Mr. Olstein in the day-to-day decision-making and portfolio activities of the Funds. Mr. Heyman has been with OCM since 1996 and was named Director of Research in June 2005. As Director of Research, Mr. Heyman documents and maintains OCM’s valuation models, valuation procedures and research methodology and oversees the ongoing generation of investment ideas, sector and company coverage and the orderly flow of information throughout the Research Department. Previously, Mr. Heyman held the position of Accountant with Norstar Energy, a subsidiary of Orange and Rockland Utility. Mr. Heyman has been quoted or featured in numerous business media outlets such as The New York Times, BusinessWeek, SmartMoney, The Wall Street Transcript, Crain’s Financial Week, Bottom Line Personal, and the Associated Press. Mr. Heyman holds a B.B.A. in Accounting from Pace University. Mr. Heyman has been a Co-Portfolio Manager of the Strategic Opportunities Fund since its inception, and has been Co-Portfolio Manager of the All Cap Value Fund since October 2008.


The Funds’ Statement of Additional Information (“SAI”) furnishes additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and each Portfolio Manager’s ownership of securities in the Funds that he manages.

FUND DISTRIBUTION

OCM serves as each Fund’s principal underwriter and national distributor. Shares of the Funds are offered to investors through “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreement with OCM. OCM also engages directly in sales efforts, provides marketing and shareholder servicing support for the Funds, and coordinates the distribution activities of the Funds, service providers and financial advisers. OCM is the broker-dealer primarily responsible for a significant percentage of shareholder accounts.

Sales Charges. As described in this Prospectus, shareholders of Class A and Class C shares may pay initial or deferred sales charges that compensate OCM and other financial advisers for sales activities. Shareholders of the Adviser Class shares do not pay initial or deferred sales charges.

Rule 12b-1 Distribution and Shareholder Servicing Fees. Financial advisers and OCM are also compensated by the Funds through Rule 12b-1 distribution and shareholder servicing fees. The Funds have adopted Shareholder Servicing and Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each 12b-1 Plan assesses fees to the Class that are used to compensate financial advisers for sales of shares of the Class and for shareholder and distribution services provided to that Class’ shareholders. Because these fees are paid out of the assets of a Class on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

23

FUND INFORMATION

Under the Class A Plan, the assets of the Fund’s Class A shares are subject to annual fees totaling 0.25% of the average daily net assets of the Class. Under the Adviser Class Plan, the assets of the Fund’s Adviser Class shares are subject to annual fees totaling 0.25% of the average daily net assets of the Class. Under the Class C Plan, the assets of a Fund’s Class C shares are subject to annual fees totaling 1.00% of the average daily net assets of the Class. Seventy-five percent of the fee payable under the Class C Plan may be used to compensate OCM and financial advisers for distribution-related activities which may include the preparation, printing and distribution of prospectuses, sales materials, reports, advertising, media relations and other distribution-related expenses, including allocable overhead and compensation of OCM officers and personnel involved in sales and marketing activities. The fees also cover payments to financial advisers with respect to sales of Class C shares. The remaining twenty-five percent of the fee is a shareholder servicing fee used to compensate OCM and financial advisers for ongoing servicing and maintenance of each Fund’s Class C shareholder accounts. Such shareholder servicing activities include responding to shareholder inquiries or providing other similar services not otherwise required to be provided by OCM or the Funds’ administrator.

Payments under the 12b-1 Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by OCM or others, and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Funds’ Class C shares, OCM usually makes up-front payments from its own resources to financial advisers in amounts up to 1.00% of the amount invested by their clients in the Class C shares of the Funds. In order to recoup these up-front payments, OCM receives all of the 12b-1 fees during the first year. After one year, financial advisers receive the entire ongoing 12b-1 fees associated with their clients’ investments. Up-front payments to financial advisers are financed solely by OCM and are not financed by investors or the Funds. In certain cases, OCM will not make an up-front payment from its own resources to financial advisers whose clients purchase Class C shares of the Funds. In these situations, the financial adviser begins receiving Rule 12b-1 distribution and shareholder servicing fees immediately, and no CDSC will be imposed on redemptions of shares held less than one year.


Revenue Sharing. OCM also pays additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated financial advisers. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments may also be paid to financial advisers for providing recordkeeping, sub-accounting, transaction processing, due diligence, training operations and systems support and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year will vary and may be substantial. Such payments are based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a


24

FUND INFORMATION


higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers are in addition to the distribution and service fees and sales charges described in this Prospectus. OCM makes revenue sharing payments from its own profits or resources. Generally, OCM pays such amounts from its own resources when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments will not change the net asset value or the price of a Fund’s shares. To the extent permitted by SEC and the Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, OCM may pay or allow other promotional incentives or payments to financial advisers.


Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of one mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation they receive in connection with investment products they recommend or sell to you.

For more information, please see the SAI.

25


SHAREHOLDER INFORMATION

SHARE CLASSES OF THE FUNDS

Each Fund offers two classes of shares. The All Cap Value Fund offers Adviser Class shares and Class C shares, and the Strategic Opportunities Fund offers Class A shares and Class C shares.

Share Class Available for Investment
	Class	Class	Adviser
	A	C	Class

All Cap Value Fund	No	Yes	Yes

Strategic Opportunities Fund	Yes	Yes	No

The services or share classes available to you may vary based on where you choose to purchase shares of the Funds. Each share class of a Fund represents an investment in that Fund’s portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best suits your situation. When you purchase shares of the Funds, you must choose a share class. If none is chosen, an investment in the All Cap Value Fund will be made in Class C shares, and an investment in the Strategic Opportunities Fund will be made in Class A shares.

Please note, foreign investors generally are not permitted to invest in the Funds.

You should consider several factors when choosing a share class, including:

  How long you expect to own the shares;
  How much you plan to invest;
  Total expenses associated with owning each share class;
  Whether you qualify for any reduction or waiver of sales charges; and
  Whether you plan on redeeming shares in the near future.

Each investor’s financial considerations will differ. You should consult with your financial adviser who can assist you in deciding on the best share class for your situation.

ADVISER CLASS SHARES (All Cap Value Fund Only)

Adviser Class shares are generally only offered for sale through a “financial adviser,” such as a broker, dealer, bank (including a bank trust department), investment adviser, financial planner, retirement plan administrator or other financial intermediary and other financial professionals that charge a separate fee for advisory or administrative services. The Adviser Class is also available to officers, Trustees, Directors and employees of OCM (or any investment company managed by OCM) or any affiliate of OCM, and

26

SHAREHOLDER INFORMATION

members of their families, including trusts established for the benefit of the foregoing. There are no sales charges imposed by the Fund on Adviser Class Shares. Adviser Class Shares are generally not sold directly by the Fund to individual investors.

The Rule 12b-1 distribution and shareholder servicing fees are lower for this class of shares than the All Cap Value Fund’s Class C shares because the financial advisers selling this class usually charge investors an additional fee for advisory services (usually asset based) and perform distribution, administration and/or shareholder services that benefit the All Cap Value Fund.

You should contact your financial adviser to purchase Adviser Class shares of the All Cap Value Fund.

CLASS A SHARES (Strategic Opportunities Fund Only)

Class A shares of the Strategic Opportunities Fund are generally offered for sale through financial advisers, such as brokers, dealers, investment advisers, and financial planners and directly from the Fund.

Class A shares have a maximum front-end sales charge of 5.50% that is included in the offering price of the Class A shares. The “offering price” of the shares includes the front-end sales charge, which is deducted from the shareholder’s initial purchase of shares, as described in more detail below. This sales charge is paid at the time of purchase and is not invested in the Fund. Class A shares also are subject to an ongoing Rule 12b-1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of Class A shares of a Fund. For more information regarding the Class A shares Rule 12b-1 fee, see the section entitled “Rule 12b-1 Distribution and Shareholder Servicing Fees” under the heading “Fund Distribution” above. Class A shares representing reinvestment of dividends are not subject to this front-end sales charge. Class A shares are generally not subject to a contingent deferred sales charge (a “CDSC”), except as discussed below.

The front-end sales charges for Class A shares are assessed as follows:

	Sales Charge as a Percentage of:
		Net Amount
Amount of Investment	Offering Price	Invested
Less than $50,000	5.50%	5.82%
$50,000 to $99,999	4.50%	4.71%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1	A CDSC of 1.00%, based on the lesser of the original purchase price or the value of such shares at the time of redemption, is charged on shares sold within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1.00% charge.

27

SHAREHOLDER INFORMATION

Sales Charge Waivers for Class A Shares

The Fund’s Class A front-end sales charge will not apply to Class A shares purchased by or through:

1.	An Officer, Trustee, Director or employee of OCM (or any investment company managed by OCM), any affiliate of OCM, the Funds’ custodian bank or Transfer
Agent and members of their families, including trusts established for the benefit of the foregoing.

2.	Employees of brokerage firms that are in good standing with FINRA, employees of financial planning firms who place orders for the Funds through a member in good standing with FINRA, and the families (limited to spouses, domestic partners, and dependent children under age 21) of both types of employees, provided that the orders are placed through a FINRA member firm that has signed an agreement with OCM to sell Fund shares.

3.	Customers of bank trust departments, companies with trust powers, brokers, dealers and investment advisers who charge fees for services, including brokers and dealers who utilize wrap fee or similar arrangements, subject to the conditions, fees and restrictions imposed by these persons.

4.	Clients of administrators or other service providers of tax-qualified employee-
sponsored retirement plans which have entered into agreements with OCM.

5.	Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a),
401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial adviser that has made special arrangements with OCM for those purchases.

6.	Charities, charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations.

7.	Shareholders who originally paid a front-end sales charge on Class A shares of a
Fund and reinvest the money in the same Fund or of a different Fund of the Trust up to the amount previously redeemed within 180 days of the redemption date.
To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund’s Transfer Agent or your financial adviser in writing at the time of the transaction about the prior redemption.

8.	Shareholders exercising the exchange privilege, as described in this Prospectus.

Sales Charge Reductions for Class A Shares

As shown in the table above, larger purchases of Class A shares can reduce the percentage sales charge you pay. In determining whether you are entitled to pay a

28

SHAREHOLDER INFORMATION

reduced sales charge, you may aggregate certain other purchases with your current purchases as described below.

Rights of Accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other shares of either of the Funds already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Adviser Class shares, Class A shares and Class C shares, as well as those Adviser Class shares, Class A shares and Class C shares of your spouse or domestic partner, and dependent children under the age of 21 residing in the same household. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts invested in Adviser Class shares, Class A shares and Class C shares of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Adviser Class shares, Class A shares and Class C shares of the Funds to determine the front-end sales charge that applies. To qualify for the discount, when each purchase is made the financial adviser or shareholder must provide the Funds’ Transfer Agent with sufficient written information concerning qualifying related accounts to verify that the purchase qualifies for the privilege or discount, as discussed below under “Note on Sales Charge Reductions and Waivers for Class A Shares.” The right of accumulation may be amended or terminated by the Funds at any time as to purchases occurring thereafter.

Shares purchased through a financial adviser may be subject to different procedures concerning Rights of Accumulation. Please contact your financial adviser for more information.

Letter of Intent. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Adviser Class shares, Class A shares and Class C shares of the Funds. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. The minimum initial investment under an LOI is 5.50% of the intended amount, and must be invested immediately. Shares equal to 5.50% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount originally intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI, you can aggregate your accounts as well as the accounts of your spouse or domestic partner, and dependent children under the age of 21 residing in the same household. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

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SHAREHOLDER INFORMATION

Note on Sales Charge Reductions and Waivers for Class A Shares

Additional information concerning sales charge reductions and waivers is available in the SAI. If you think you qualify for any of the sales charge waivers or reductions described above, you will need to notify and provide documentation to your financial adviser or the Fund’s Transfer Agent. You will also need to notify your financial adviser or the Fund’s Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales charge breakpoints. Information you may need to provide to your financial adviser or the Funds includes:

  Information or records regarding shares of the Funds held in all accounts at any financial adviser;
  Information or records regarding shares of the Funds held in any account at any financial adviser by related parties of the shareholder, such as members of the same family; and/or
  Any other information that may be necessary for the Funds to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your financial adviser or the Funds.

CLASS C SHARES

Class C shares of each Fund are offered to the public through financial advisers, such as brokers, dealers, investment advisers and financial planners, and directly by the Funds. You may purchase Class C shares of a Fund by following the instructions for purchasing shares as described under the section in this Prospectus entitled, “How to Purchase Shares.”

Class C Sales Charges

Class C shares of a Fund that are redeemed within the first year of purchase may be subject to a CDSC of 1.00% based on the lesser of the original purchase price or the value of such shares at the time of redemption. There is no CDSC if Class C shares are redeemed more than one year after purchase or in certain cases where OCM does not make an up-front payment from its own resources to the shareholder’s financial adviser. Class C shares also are subject to an ongoing Rule 12b-1 distribution and shareholder servicing fee of 1.00% of the average daily net assets of Class C shares of a Fund. For more information regarding the Class C shares Rule 12b-1 fee, see the section entitled, “Rule 12b-1 Distribution and Shareholder Servicing Fees” under the heading “Fund Distribution” above. Class C shares are not subject to a front-end sales charge.

The CDSC charges for Class C shares are assessed on redemptions as follows:

CDSC
Year After Purchase Made	(as a % of dollar amount subject to charge)
Up to 1 year:	1.00%
After 1 full year:	None

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SHAREHOLDER INFORMATION

CDSC Waivers

To obtain a waiver of the current CDSC, you must notify the Funds, which may require evidence of your qualification. The Funds’ CDSC will not apply to the following redemptions:

1.	Participants in 401(k) or 403(b) plans for which a Fund is listed as an investment option and OCM is listed as broker of record.
2.	Certain shareholders exercising the exchange privilege, as described in the section entitled “How to Exchange Shares” below.
3.	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70-1/2 (waiver applies only to amounts necessary to meet the required minimum amount).
4.	The death of the shareholder.

In addition, Fund shareholders who reinvest the entire amount of their redemption proceeds in Class C shares of the same Fund or a different Fund within forty-five (45) days of redeeming Class C shares of a Fund of the Trust, will receive the number of shares equal in value to their reinvested redemption proceeds plus the number of shares necessary to reimburse the amount of the CDSC they paid at redemption based on the net asset value per share of the particular Fund’s Class C shares at the time of reinvestment. The repurchase of shares must occur within the same account as the redemption or into an identically registered account in another Class C Fund. All Class C shares purchased pursuant to this reinstatement privilege will be liable for future CDSCs on redemptions as of the date of repurchase. You should be sure to notify the Funds’ Transfer Agent upon such a repurchase when you wish to exercise this reimbursement privilege.

NOTE ON SALES CHARGES

Information regarding the Funds’ distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds’ website, free of charge, at http://www.olsteinfunds.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

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Each Fund’s classes of shares invest in the same portfolio of investments. For each Fund, the offering price for each class of shares is the net asset value per share (“NAV”) of that particular class plus any applicable sales charge. A Fund’s NAV is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the Funds are open for business (normally any day that the New York Stock Exchange is open for unrestricted trading). The New York Stock Exchange is closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. For each Fund, each Class’ NAV is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities, by the number of shares outstanding for that Class ((assets – liabilities)/number of shares = NAV). The NAV for each Class takes into account the expenses and fees of that Class of each Fund, including management, distribution and shareholder servicing fees, which are accrued daily. Each Class of shares of each Fund has its own NAV which reflects that respective Class’ distribution and shareholder servicing fees.

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Each Fund’s equity securities are valued at their market value, which usually means the last quoted sale price on the security’s principal exchange that day. However, securities traded on the NASDAQ NMS or Small Cap exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Lacking any sales, an equity security usually is valued at the mean between the closing bid and ask price. If such market quotations are not readily available, the equity securities may be valued at their fair value, as described below. Debt securities, other than short-term investments having a maturity of less than 60 days, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. In the absence of market quotations or matrix-derived prices from the pricing service, the security may be valued at its fair value, as described below. Short-term investments with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value.

If market quotations are not readily available, or if OCM, in its discretion, has reason to believe that the market quotations that are available may not accurately reflect the fair value of a particular security, the security will be valued at its fair market value as determined in good faith under procedures adopted by the Board of Trustees. By fair valuing a security, the price of which may have been affected by (i) events occurring after the close of trading in its market or (ii) news after the last market pricing of the security, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in the dilution of shareholder interests or other harm to shareholders. In view of the types of securities commonly held by the Funds, including the fact that the foreign securities generally are

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SHAREHOLDER INFORMATION

either depositary receipts or securities of foreign companies traded on U.S. exchanges, the market prices at the time that the Funds determine their NAVs normally will reflect the relevant information, and therefore not require fair value pricing. In addition, the Funds may use third party pricing services to provide prices of certain portfolio securities. The use of fair value pricing, as described above, may result in a Fund’s pricing a particular portfolio security differently than other funds that may hold the same security.

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Because the Funds may invest in securities of other investment companies, the net asset values of the All Cap Value Fund and Strategic Opportunities Fund may include net asset values of other investment companies in which that Fund invests. The prospectuses for such other investment companies explain the circumstances under which these companies will use fair value pricing and the effects of such pricing.

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The SAI contains additional information regarding the pricing of the Funds’ shares.

HOW TO PURCHASE SHARES

You may purchase shares at the first NAV, plus any applicable sales charge, calculated after the Funds’ Transfer Agent receives and accepts your purchase order in proper form as described below. The Funds or their service providers have entered into arrangements authorizing certain financial advisers (or their agents) to accept purchase and redemption orders for Fund shares.

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The Funds will be deemed to have received an order when an authorized intermediary or agent accepts the order, and the investor will receive the next NAV calculated. If you purchase or sell shares through a financial adviser, it is the financial adviser’s responsibility to transmit your request to the Funds’ Transfer Agent prior to the close of the New York Stock Exchange to receive that day’s share price. The Funds will not accept payment in cash, money orders or cashier’s checks, unless the cashier’s checks are in excess of $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. All checks should be made payable to the Fund in which you are investing. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars.

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Your purchase of Fund shares is subject to annual 12b-1 Plan expenses. Your purchase of Class A shares may be subject to a front-end sales charge. In addition, if you redeem Class C shares within one year of purchase, the shares may be subject to a CDSC. In addition, in certain cases, if you redeem Class A shares within one year of purchase, the shares may be subject to a CDSC.

Financial advisers, such as brokers, dealers, investment advisers and financial planners, may charge their customers a processing or service fee in connection with the purchase of Fund shares. The amount and applicability of any such fee is determined and disclosed to its customers by each individual financial adviser. Processing or service fees typically

33

SHAREHOLDER INFORMATION

are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial adviser should provide you with specific information about any processing or service fees you will be charged.

The following table describes the initial and subsequent investment minimums for the Funds:

Minimum Investments	Initial	Subsequent
Regular Accounts	$1,000	$100
		($1,000 by wire)

Qualified Retirement Plans or IRAs	$1,000	$100

The Funds reserve the right to vary the initial and subsequent minimum investment requirements at any time.

REQUIRED PURCHASER INFORMATION

The Trust, on behalf of the Funds, has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds are required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

  Full name
  Date of birth (individuals only)
  Social Security or tax identification number
  Permanent street address (P.O. Box only is not acceptable)
  Additional documentation will be required for accounts opened by entities, such as corporations, companies or trusts.

Please note that your application will be returned if you fail to provide any of the information listed above and your account will not be opened. If you require additional assistance when completing your application, please contact the Funds at (800) 799-2113. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction in the account until we receive information we believe is sufficient to identify the account. The Funds reserve the right to close an account within five business days if clarifying information is not received.

FREQUENT TRADING OF FUND SHARES

Although the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Funds, including, but not limited to,

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SHAREHOLDER INFORMATION

market timing. The Funds believe that short-term or excessive trading into and out of the Funds has the potential to disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders. The Funds do not encourage or accommodate excessive, short-term trading.

The Funds monitor shareholder trading activity and seek to identify investors who are engaging in market timing or short-term trading. In instances where the Funds identify investors who may be engaging in abusive market timing patterns (directly or through their financial advisers), the Funds may reject trades from those investors (or from clients of those financial advisers).

Because the Funds are designed for long-term investors, the Board of Trustees has adopted policies and procedures that are designed to discourage excessive short-term trading. None of these procedures alone nor all of them taken together completely eliminate the possibility that excessive short-term trading in the Funds will occur. Moreover, these procedures involve judgments that are inherently subjective. OCM and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests. For purposes of applying these procedures, OCM may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control.

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The Funds, OCM and certain agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Funds’ policies. In monitoring such flows of money into and out of the Funds, the Funds will consider a number of factors, including, but not limited to, cash flows of a large size within a short time frame. The Funds, OCM and their agents may use automated systems that are designed specifically to monitor flows of funds and identify potential violations of the Funds’ policies. Further, the Trust has entered into shareholder information agreements with certain intermediaries to enable OCM and the Funds to monitor trades by shareholders trading through intermediaries’ omnibus accounts.

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If, as a result of monitoring, the Funds, OCM or one of their agents believes that a shareholder has engaged in excessive short-term trading, OCM may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds may refuse or cancel purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made by or on behalf of market timers. All investors and all transactions are subject to the same policy regarding excessive or short-term trading.

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PURCHASES THROUGH FINANCIAL ADVISERS

If you have chosen to use the services of a financial adviser you should contact such professional adviser to open or add to your account.

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SHAREHOLDER INFORMATION

PURCHASES BY MAIL

To purchase shares of a Fund by mail, complete and sign the New Account Application. Make the check payable to [Name of Fund] [Name of Class] in which you are investing. Please remember that the minimum initial investment is $1,000, and any lesser amount must be approved in advance by the Fund.

NOTE: U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), the Funds’ Transfer Agent, charges a fee (currently $25) for any returned checks. You will be responsible for any losses suffered by a Fund as a result.

Please mail your New Account Application and check to:

REGULAR MAIL TO:	OVERNIGHT OR EXPRESS MAIL TO:
[Name of Fund] [Name of Class]	[Name of Fund] [Name of Class]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

If a purchase request is sent to a Fund at its address, the request will be forwarded to the
Funds’ Transfer Agent and the effective date of purchase will be delayed until the request is accepted by the Funds’ Transfer Agent.

Setting up an IRA account? Please call the Funds for details at (800) 799-2113.

PURCHASES BY WIRE

Initial Investments

If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by telephone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. To establish a new account in a Fund, call (800) 799-2113. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund and class you are purchasing, the account number, and your name so that monies can be correctly applied.

Subsequent Investments

Before sending your wire, please contact the Transfer Agent to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. There is a $1,000 minimum for wiring subsequent investments. Your purchase request should be wired through the Federal Reserve Bank as follows:

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SHAREHOLDER INFORMATION

U.S. Bank, N.A.	Credit to: U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue	Account Number: 112-952-137
Milwaukee, WI 53202	Further credit to: [Name of Fund][Name of Class]
ABA Number: 075000022	Your account name and account number

Wired funds must be received by a Fund prior to 4:00 p.m. Eastern time to be eligible for pricing that day. The Funds and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

PURCHASES BY TELEPHONE

The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) System members may be used for telephone transactions.

To have your Fund shares purchased at the applicable price determined at the close of regular trading on a given date, your order must be received before the close of regular trading (generally 4:00 p.m. Eastern time) on that day. If payment for your order is rejected by your bank, a fee (currently $25) will be charged to your account. You will be responsible for any losses incurred by a Fund as a result of a payment rejected by your bank. You may not use telephone transactions for an initial purchase of Fund shares.

The minimum amount that can be transferred by telephone is $100. Once a telephone transaction has been placed, it cannot be canceled or modified. For information about telephone transactions, please call the Funds at (800) 799-2113.

AUTOMATIC INVESTMENT PLAN

You may purchase shares of a Fund through an Automatic Investment Plan which allows monies to be deducted directly from your checking or savings account to invest in the Fund. You may make automatic investments in amounts of $100 or more on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

To utilize this option, your financial institution must be a member of the ACH System. If your financial institution rejects your payment, a fee (currently $25) will be charged to your account. Any change or termination to the plan should be made 5 days prior to the effective date by contacting the Transfer Agent at (800) 799-2113.

The Funds may alter, modify or terminate the Automatic Investment Plan at any time. For information about participating in the Automatic Investment Plan, please call the Funds at (800) 799-2113.

We are unable to debit mutual fund or pass through accounts.

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SHAREHOLDER INFORMATION

ADDITIONAL INVESTMENTS

You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions, or by electronic funds transfer through the ACH System (minimum $100). You must notify your Fund at (800) 799-2113 prior to sending your wire. You should send a remittance form which is attached to your individual account statement together with any subsequent investments made through the mail. All purchase requests must include your account registration number to assure that your funds are credited properly.

HOW TO REDEEM SHARES

You may redeem your shares of a Fund as described below on any business day that the Fund calculates its NAV. Redemption requests in excess of $50,000 must be made in writing and must contain a signature guarantee. Your shares will be sold at the NAV next calculated after your order is accepted by the Transfer Agent. Any applicable CDSC on Class C shares (and in certain cases, Class A shares) will be deducted.

Remember: Checks are sent to your address of record. If you move, please tell us!

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If your redemption request is in good order, as defined below, a Fund usually will send you your redemption proceeds on the next business day and no later than seven calendar days after receipt of the redemption request. A Fund can send payments by wire directly to any bank previously designated by you in your New Account Application or in subsequent arrangements in writing. A fee is charged for each wire redemption or for redemption proceeds sent by overnight courier. Redemption proceeds also may be sent to your predetermined bank account by electronic funds transfer through the ACH System. There is no charge for this service and credit is typically available in 2 to 3 days.

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If you purchase shares of a Fund by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Funds are not responsible for interest on redemption amounts due to lost or misdirected mail.

Financial advisers may charge their customers a processing or service fee in connection with the redemption of Fund shares. The amount and applicability of any such fee is determined and should be disclosed to its customers by each financial adviser. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial

38

SHAREHOLDER INFORMATION

adviser should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial advisers (or their agents) are authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when the financial adviser (or its agent) accepts the redemption order and such order will be priced at the NAV next computed, less any applicable sales charge, for the Fund after such order is accepted by the financial adviser (or its agent).

If your account in a Fund falls below $1,000, the Fund may ask you to increase your balance. If you do not do so, your shares could be automatically redeemed.

SIGNATURE GUARANTEES

Signature guarantees are needed:

  For redemption requests over $50,000;
  When redemption proceeds are requested to be sent to any person, address or bank account not on record;
  When establishing or modifying certain services on an account (for example, obtaining or changing telephone redemption privileges);
  If ownership is changed on your account; and
  For any redemption within 15 days of an address change.
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In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances.

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Please note that signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians.

CONTINGENT DEFERRED SALES CHARGES

If you submit a redemption request for Class C shares (or in certain cases, Class A shares) of a Fund for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender the requested amount to you if you have enough shares in the account. Class C shares (and certain Class A shares purchased without a front-end sales charge) that are sold within the first year after their purchase will be assessed the applicable CDSC on the lesser of the original purchase price or the value of such shares at the time of redemption. The CDSC may be waived under certain circumstances. Please see the sections above entitled “Class A Shares” and “Class C Shares” under the heading “Share Classes of the Funds” for more information on CDSCs and waivers of CDSCs.

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SHAREHOLDER INFORMATION

REDEMPTIONS IN-KIND

If your redemption request exceeds the lesser of $250,000 or 1% of a Fund’s net assets (an amount that could affect Fund operations), the Fund reserves the right to make a “redemption in-kind.” A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method that the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions to sell the securities received from the Fund and any applicable CDSC. In-kind payments do not have to constitute a cross section of the Fund’s portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and your basis in the Fund shares redeemed.

REDEMPTION THROUGH YOUR FINANCIAL ADVISER

To redeem shares held by a financial adviser, you should contact that adviser for assistance.

REDEMPTION BY MAIL

Send written redemption requests to:

[Name of Fund] [Name of Class] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

If a redemption request is sent to a Fund at its address, the request will be forwarded to the Funds’ Transfer Agent and the effective date of redemption will be delayed until the request is accepted by the Funds’ Transfer Agent.

The Funds cannot honor any redemption requests with special conditions or that specify an effective date other than as provided. In addition, a redemption request must be received in good order by the Transfer Agent before it will be processed. “Good Order” means the request for redemption must include a Letter of Instruction specifying or containing:

  the NAME and CLASS of the Fund;
  the NUMBER of shares or the DOLLAR amount of shares to be redeemed;
  SIGNATURES of all registered shareholders exactly as the shares are registered;
  the ACCOUNT registration number;
  a signature guarantee if applicable; and
  any additional requirements listed below that apply to your particular account.

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SHAREHOLDER INFORMATION

TYPE OF REGISTRATION Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Gift to Minors Act) and General Partners Corporations and Associations

REQUIREMENTS

Redemption requests must be signed by all person(s) required to sign for the account, exactly as it is registered.

Redemption request and a corporate resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trusts

Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

IRA REDEMPTIONS

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests with no indication whether to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the Transfer Agent in advance at: (800) 799-2113.

REDEMPTION BY TELEPHONE

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the Transfer Agent by telephone at (800) 799-2113. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 must be made in writing and include a signature guarantee.

Neither the Funds nor any of its service providers will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. The Funds will use reasonable procedures to attempt to confirm that all telephone instructions are genuine, such as requesting a shareholder to correctly state his or her:

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  Fund account number;
  the name in which his or her account is registered;
  his or her banking institution;
  bank account number; and
  the name in which his or her bank account is registered.
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ACH TRANSFER

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of your New Account Application. If

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SHAREHOLDER INFORMATION

money is moved by ACH transfer, you will not be charged by the Funds for these services. There is a $100 minimum per ACH transfer.

NOTE ON TELEPHONE AND WIRE REDEMPTIONS

To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. A signature guarantee may be required of all shareholders to qualify for or to change telephone redemption privileges. Please contact the Transfer Agent at (800) 799-2113 concerning requirements for signature guarantees. The Funds and their Transfer Agent each reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Funds. Once a telephone transaction has been placed, it cannot be canceled or modified.

The Funds are not responsible for interest on redemptions due to lost or misdirected mail or other correspondence.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Funds’ systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the schedule you select. The minimum systematic withdrawal amount is $100.

To select the systematic withdrawal option you must check the appropriate box on your New Account Application. A systematic withdrawal for an account with Class C shares (or in certain cases, Class A shares) may be subject to a CDSC. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

For further details about this service, see the New Account Application or call the Transfer Agent at (800) 799-2113.

HOW TO EXCHANGE SHARES

You may exchange Class C shares of one Fund of the Trust for shares of the same class of the other Fund of the Trust. However, there is no exchangeability between classes of the same Fund. If you do exchange Class C shares of a Fund for Class C shares of the other Fund, you generally will not be subject to either a front-end sales charge or a CDSC when you exchange the shares. You may, however, have to pay a CDSC if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a CDSC when you sell the shares of the Fund acquired in the exchange. Class A shares and Adviser Class shares are not exchangeable.

42

SHAREHOLDER INFORMATION

Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the New York Stock Exchange will be made at that day’s closing NAV. The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. The Funds may modify or terminate the exchange privilege at any time.

Financial advisers may charge their customers a processing or service fee in connection with an exchange of Fund shares. The amount and applicability of any such fee is determined and should be disclosed to its customers by each financial adviser. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your financial adviser should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial advisers (or their agents) are authorized to accept exchange orders on behalf of the Funds. A Fund will be deemed to have received an exchange order when the financial adviser (or its agent) accepts the exchange order and such order will be priced at the NAV next computed, plus any applicable sales charge, after such order is accepted by the financial adviser (or its agent).

EXCHANGES BY MAIL

Send written exchange requests to:

[Name of Current Fund] [Name of Class] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

If an exchange request is sent to a Fund at its address, the request will be forwarded to the Funds’ Transfer Agent and the effective date of redemption and purchase will be delayed until the request is accepted by the Funds’ Transfer Agent.

The Funds cannot honor any exchange requests with special conditions or that specify an effective date other than as provided. In addition, an exchange request must be received in good order by the Transfer Agent before it will be processed. “Good Order” means the request for exchange must include a Letter of Instruction specifying or containing:

  the NAME and CLASS of the current Fund in which the shareholder holds Fund shares;
  the NAME and CLASS of the Fund into which the shareholder wishes to be exchanged;
  the NUMBER of shares or the DOLLAR amount of shares to be exchanged;

43

SHAREHOLDER INFORMATION

  SIGNATURES of all registered shareholders exactly as the shares are registered;
  the ACCOUNT registration number;
  a signature guarantee if applicable; and
  any additional requirements listed below that apply to your particular account.

TYPE OF REGISTRATION Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Gift to Minors Act) and General Partners Corporations and Associations

REQUIREMENTS

Exchange requests must be signed by all person(s) required to sign for the account, exactly as it is registered.

Exchange request and a corporate resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trusts

Exchange request signed by the trustee(s), with a signature guarantee. (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

EXCHANGES BY TELEPHONE

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may exchange shares in any amount up to $50,000 by instructing the Transfer Agent by telephone at (800) 799-2113. You must exchange at least $100 for each telephone exchange. Exchange requests for amounts exceeding $50,000 must be made in writing and include a signature guarantee, as described above.

Neither the Funds nor any of its service providers will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. The Funds will use reasonable procedures to attempt to confirm that all telephone instructions are genuine, such as requesting a shareholder to correctly state his or her:

  Fund account number;
  the name in which his or her account is registered;
  his or her banking institution;
  bank account number; and
  the name in which his or her bank account is registered.

NOTE ON TELEPHONE AND WIRE EXCHANGES

To arrange for exchanges by wire or telephone after an account has been opened, a written request must be sent to the Transfer Agent at the address listed above. A signature guarantee may be required of all shareholders to qualify for or to change

44

I # 193676 v.28

SHAREHOLDER INFORMATION

telephone exchange privileges. Please contact the Transfer Agent at (800) 799-2113 concerning requirements for signature guarantees.

The Funds and its Transfer Agent each reserves the right to refuse a wire or telephone exchange if it is believed advisable to do so. Procedures for exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds. Once a telephone transaction has been placed, it cannot be canceled or modified.

RETIREMENT PLANS

Shares of the Funds are available for use in all types of tax-deferred retirement plans such as:

  IRAs;
  Educational IRAs (Coverdell Education Savings Accounts);
  employer-sponsored defined contribution plans (including 401(k) plans); and
  tax-deferred custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Funds for retirement plans can be obtained by calling the Funds at (800) 799-2113. Below is a brief description of the types of retirement plans that may invest in the Funds:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

If you are under age 70-1/2, you are eligible to contribute on a deductible basis to an IRA account if you are not an active participant in an employer maintained retirement plan and, when a joint return is filed, you do not have a spouse who is an active participant. The IRA deduction also is available for individual taxpayers and married couples with adjusted gross incomes not exceeding certain limits, regardless of whether you or, if you are married, your spouse is an active participant. All individuals under age 70-1/2 who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account accumulates on a tax-deferred basis.

ROTH IRAs

Roth IRAs permit tax-free distributions of account balances if the assets have been invested for five years or more and the distributions meet certain qualifying restrictions. Investors filing as joint taxpayers or as a qualifying widow(er) with modified adjusted gross incomes of $159,000 or more, and all other taxpayers (other than married taxpayers filing separate returns) who have modified adjusted gross incomes of $101,000 or more, may find that their participation in this IRA is restricted.

45

SHAREHOLDER INFORMATION

COVERDELL EDUCATION SAVINGS ACCOUNTS

Coverdell Education Savings Accounts permit annual contributions of up to $2,000 per beneficiary (under age 18) to finance qualified education expenses, subject to limitations based on the income status of the contributor.

SEP-IRAs

A special IRA program is available for employers under which employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. SEP-IRAs (Simplified Employee Pension-IRA) free the employer of many of the requirements of establishing and maintaining a tax qualified retirement plan.

If you are entitled to receive a distribution from a qualified retirement plan, you may be eligible to rollover all or part of that distribution into an IRA with the Fund. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

U.S. Bank, N.A., makes available its services as an IRA Custodian for each shareholder account established as an IRA. For these services, U.S. Bank, N.A., receives an annual fee of $15.00 per account with a cap of $30.00 per social security number, which fee is paid directly to U.S. Bank, N.A., by the IRA shareholder. If the fee is not paid by the date due, shares of the Funds owned by the shareholder in the IRA account may be redeemed automatically for purposes of making the payment. IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(k) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Both self-employed individuals (including sole proprietorships and partnerships) and corporations may use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans often allow participants to make annual pre-tax contributions, which may be matched by their employers up to certain percentages based on the participant’s pre-contribution earned income.

403(b)(7) RETIREMENT PLANS

Schools, hospitals, and certain other tax-exempt organizations or associations may use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee’s regular compensation. Such contributions are excludable from the gross income of the employee for federal income tax purposes to the extent they do not exceed applicable limitations (including a generally applicable limitation of $15,500).

46

SHAREHOLDER INFORMATION

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Dividends and Distributions. Each Fund has elected and qualified, and intends to continue to qualify each year, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Expenses of the Funds, including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of a Fund will be made at the NAV determined on the payable date, unless you elect to receive the dividends and/or distributions in cash. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions in shares of the applicable Fund until an updated address is received. You may change your election at any time by notifying the Funds in writing thirty days prior to the record date. Please call the Funds at (800) 799-2113 for more information.


Annual Statements. Every January, you should receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.


Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.


TAXES

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

47

SHAREHOLDER INFORMATION


For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.


Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your shares of one Fund for shares of the same class of the other Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.


This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

48

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the All Cap Value Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the fiscal years and period has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the annual report for the All Cap Value Fund. Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.


All Cap Value Fund- ADVISER CLASS
	For the	For the	For the	For the	For the
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2009	2008	2007	2006	2005

Net Asset Value – Beginning of	$12.72	$20.49	$17.39	$18.38	$18.09
Period
Investment Operations:
Net investment income (loss)[1]	0.03	0.01	0.00	0.01	(0.05)
Net realized and unrealized
gain (loss) on investments	(3.15)	(4.95)	4.47	0.99	0.62
Total from investment operations	(3.12)	(4.94)	4.47	1.00	0.57
Distributions from net realized
gain on investments	(0.04)	(2.83)	(1.37)	(1.99)	(0.28)
Net Asset Value – End of Period	$9.56	$12.72	$20.49	$17.39	$18.38

Total Return	(24.56)%	(27.06)%	26.48%	5.40%	3.18%
Ratios (to average net assets)/
Supplemental Data:
Expenses[2]	1.58%	1.48%	1.44%	1.44%	1.42%
Net investment income (loss)	0.34%	0.08%	0.02%	0.06%	(0.28)%
Portfolio turnover rate[3]	103.79%	98.00%	79.57%	59.44%	68.46%
Net assets at end of period (000	$59,559	$154,059	$304,952	$280,596	$413,800
omitted)
[1]	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
[2]	The expense ratio includes dividends on short positions where applicable. The ratio of dividends on short positions for the period ended June 30, 2005 was 0.00%. There were no dividends on short positions for the periods ended June 30, 2009, June 30, 2008, June 30, 2007 and June 30, 2006.
[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

49


FINANCIAL HIGHLIGHTS

All Cap Value Fund - CLASS C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2009	2008	2007	2006	2005

Net Asset Value –
Beginning of Period	$11.57	$19.05	$16.37	$17.54	$17.40
Investment Operations:
Net investment loss[1]	(0.04)	(0.10)	(0.13)	(0.12)	(0.18)
Net realized and unrealized
gain (loss) on investments	(2.86)	(4.55)	4.18	0.94	0.60
Total from
investment operations	(2.90)	(4.65)	4.05	0.82	0.42
Distributions from net realized
gain on investments	(0.04)	(2.83)	(1.37)	(1.99)	(0.28)
Net Asset Value – End of Period	$8.63	$11.57	$19.05	$16.37	$17.54
Total Return‡	(25.10)%	(27.63)%	25.53%	4.59%	2.43%
Ratios (to average net assets)/
Supplemental Data:
Expenses[2]	2.33%	2.23%	2.19%	2.19%	2.17%
Net investment loss	(0.41)%	(0.67)%	(0.73)%	(0.69)%	(1.03)%
Portfolio turnover rate[3]	103.79%	98.00%	79.57%	59.44%	68.46%
Net assets at end of
period (000 omitted)	$478,527	$860,438	$1,508,138	$1,355,960	$1,473,175


‡ Total returns do not reflect any deferred sales charge for Class C Shares.
1 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
2 The expense ratio includes dividends on short positions where applicable. The ratio of dividends on short positions for the period ended June 30, 2005 was 0.00%. There were no dividends on short positions for the periods ended June 30, 2009, June 30, 2008,
June 30, 2007 and June 30, 2006.
3 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

50

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Strategic Opportunities Fund’s financial performance for the fiscal years ended June 30, 2009, June 30, 2008 and for the fiscal period from the Fund’s commencement of operations (November 1, 2006) through June 30, 2007. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each fiscal year and period presented has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the annual report for the Strategic Opportunities Fund. Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.


Strategic Opportunities Fund - CLASS A
			For the
	For the	For the	Period
	Year	Year	Nov. 1, 2006[1]
	Ended	Ended	through
	June 30, 2009	June 30, 2008	June 30,
			2007

Net Asset Value –	$8.32	$11.94	$10.00
Beginning of Period
Investment Operations:
Net investment income (loss) [2]	(0.05)	(0.07)	0.03
Net realized and unrealized
gain (loss) on investments	(1.19)	(3.49)	1.91
Total from investment operations	(1.24)	(3.56)	1.94

Distributions from:
Net investment income	--	(0.01)	--
Net realized gain on investments	--	(0.05)	--
Total distributions	--	(0.06)	--

Net Asset Value – End of Period	$7.08	$8.32	$11.94

Total Return/	(14.90)%	(29.93)%	19.40%*
Ratios (to average net assets)/
Supplemental Data:
Ratio of Expenses:
Before expense waiver and/or	2.60%	2.17%	3.21%**
reimbursement
After expense waiver and/or	1.60%	1.60%	1.60%**
reimbursement
Ratio of net investment income (loss):
Before expense waiver and/or	(1.69)%	(1.27)%	(1.15)%**
reimbursement
After expense waiver and/or	(0.69)%	(0.70)%	0.46%**
reimbursement
Portfolio turnover rate[3]	107.54%	100.57%	19.09%
Net assets at end of period (000 omitted)	$5,190	$5,943	$8,647

/ Total return does not reflect any sales charge for Class A shares. * Not annualized. ** Annualized. [1] Commencement of operations.

51

FINANCIAL HIGHLIGHTS

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Strategic Opportunities Fund - CLASS C
			For the
	For the	For the	Period
	Year	Year	Nov. 1, 2006[1]
	Ended	Ended	through
	June 30,	June 30,	June 30,
	2009	2008	2007

Net Asset Value –	$8.25	$11.92	$10.00
Beginning of Period
Investment Operations:
Net investment loss[2]	(0.10)	(0.14)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.19)	(3.48)	1.94
Total from investment operations	(1.29)	(3.62)	1.92
Distributions from:
Net investment income	- -	(0.00)[3]	- -
Net realized gain on investments	- -	(0.05)	- -
Total Distributions	- -	(0.05)	- -
Net Asset Value – End of Period	$ 6.96	$ 8.25	$11.92

Total Return /	(15.64)%	(30.45)%	19.20%*
Ratios (to average net assets)/
Supplemental Data:
Ratio of Expenses:
Before expense waiver and/or	3.35%	2.92%	3.96%**
reimbursement
After expense waiver and/or	2.35%	2.35%	2.35%**
reimbursement
Ratio of net investment loss:
Before expense waiver and/or	(2.44)%	(2.02)%	(1.90%)**
reimbursement
After expense waiver and/or	(1.44)%	(1.45)%	(0.29%)**
reimbursement
Portfolio turnover rate [4]	107.54%	100.57%	19.09%
Net assets at end of period (000
omitted)	$5,945	$8,298	$8,021

/ Total return does not reflect any deferred sales charge for Class C shares.

* Not annualized.

** Annualized.

[1] Commencement of operations.

[2] Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

[3] Amount is less than (0.005) per share.

[4] Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

52

The Olstein Funds

PRIVACY AND HOUSEHOLDING POLICIES

Privacy Policy

The Olstein Funds recognize and respect your privacy expectations. We are providing a copy of our privacy policy to you as notice of the type of information we may collect about you in the normal course of business, or otherwise, and the circumstances in which that information may be disclosed to others.

We generally collect the following non-public personal information about you:

§	Information included in or on your account application, other forms, correspondence or conversations, including, but not limited to, your name, address, telephone number, social security number, assets, income and date of birth; and
§	Information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to non-affiliated third parties, except as permitted by law. We may share information with those companies essential for us to provide shareholders with necessary or useful services with respect to their accounts. For example, we are permitted by law to disclose the information we collect, as described above, to our transfer agent in order to process your transactions.

We restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Householding Notice

In order to reduce expenses, we will deliver a single copy of prospectuses and financial reports to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder in The Olstein Funds. If you would like to receive individual mailings, please call (800) 799-2113 and you will be sent a separate copy of these materials.

This Privacy Policy is not a part of this Prospectus.

[This Page Intentionally Left Blank]

THE OLSTEIN FUNDS

The Olstein All Cap Value Fund The Olstein Strategic Opportunities Fund

4 Manhattanville Road Purchase, NY 10577-2119

FOR MORE INFORMATION

You may obtain the following and other information on the Funds, free of charge, upon request:


• Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide each Fund’s most recent financial report and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Fund’s most recent Annual and Semi-Annual Reports to Shareholders are available on the Funds’
website free of charge at www.olsteinfunds.com or by calling (800) 799-2113.


• Statement of Additional Information (“SAI”) dated October 31, 2009
The SAI contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ current SAI is available on the Funds’ website free of charge at
www.olsteinfunds.com, or by calling (800) 799-2113.


Inquiries may be made to the following:

Telephone: (800) 799-2113

Mail: [Name of Fund] [Name of Class] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 Internet: www.olsteinfunds.com


SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.


Investment Company Act File Number: 811-09038

THE OLSTEIN FUNDS The Olstein All Cap Value Fund The Olstein Strategic Opportunities Fund

STATEMENT OF ADDITIONAL INFORMATION Adviser Class Shares Class A Shares Class C Shares

October 31, 2009

Information about the Funds is included in their Prospectus dated October 31, 2009, which may be obtained without charge from the Funds by writing to the address or calling the telephone number listed below. The Olstein All Cap Value Fund offers Adviser Class shares and Class C shares. The Olstein Strategic Opportunities Fund offers Class A shares and Class C shares. Shares of the Funds are offered directly to the public and through “financial advisers,” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners or retirement plan administrators and other financial intermediaries. Foreign investors generally are not permitted to invest in the Funds. No investment in shares of the Funds should be made without first reading the Prospectus. Information from the Annual Report has been incorporated into this Statement of Additional Information by reference. The Annual and Semi-Annual Reports contain additional performance information and they may be obtained free of charge from the address and telephone number below.

INVESTMENT MANAGER AND DISTRIBUTOR Olstein Capital Management, L.P. 4 Manhattanville Road Purchase, NY 10577-2119 1-800-799-2113


This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated October 31, 2009. Please retain this Statement of Additional Information for future reference.


TABLE OF CONTENTS
ORGANIZATION AND CLASSIFICATION	1
INVESTMENT STRATEGIES AND RISKS	1
INVESTMENT RESTRICTIONS	8
PORTFOLIO TURNOVER	11
DISCLOSURE OF PORTFOLIO HOLDINGS	12
MANAGEMENT OF THE FUNDS	13
MANAGEMENT OWNERSHIP	21
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	21
OLSTEIN CAPITAL MANAGEMENT, L.P	23
DISTRIBUTOR	26
ADMINISTRATOR	33
TRANSFER AGENT AND FUND ACCOUNTANT	34
CUSTODIAN	34
ALLOCATION OF PORTFOLIO BROKERAGE	35
SHARES OF THE TRUST	38
PURCHASE OF SHARES	39
ANTI-MONEY LAUNDERING PROGRAM	40
REDEMPTIONS	41
DISTRIBUTIONS	42
TAXATION	44
GENERAL INFORMATION	53
FINANCIAL STATEMENTS	54
APPENDIX A - 2009 PROXY VOTING GUIDELINES SUMMARY 	A-1

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THE OLSTEIN ALL CAP VALUE FUND THE OLSTEIN STRATEGIC OPPORTUNITIES FUND

ORGANIZATION AND CLASSIFICATION

Organization

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     The Olstein All Cap Value Fund (the “All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Strategic Opportunities Fund”) are series of The Olstein Funds (the “Trust”), which is an open-end, management investment company. Each Fund offers two classes of shares, the All Cap Value Fund offers Adviser Class shares and Class C shares and the Strategic Opportunities Fund offers Class A shares and Class C shares. On October 31, 2006, The Olstein Financial Alert Fund changed its name to the Olstein All Cap Value Fund. The Trust was organized as a Delaware statutory trust on March 31, 1995.

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Classification

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     For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), the All Cap Value Fund is classified as a “diversified” fund, and the Strategic Opportunities Fund is classified as a “non-diversified” fund. Diversified funds are limited by the 1940 Act with regard to the portion of their assets that may be invested in the securities of a single issuer. A non-diversified fund is not so limited by the 1940 Act. To the extent that a non-diversified fund invests increasing amounts of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because a non-diversified fund may invest only in a limited number of issuers, the performance of the particular securities in its portfolio may adversely affect the performance of the fund or subject the fund to greater price volatility than that experienced by a diversified fund.

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INVESTMENT STRATEGIES AND RISKS

THE OLSTEIN INVESTMENT PHILOSOPHY

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     Each Fund is managed in accordance with the Olstein Capital Management, L.P. (“OCM” or “Olstein”) (formerly Olstein & Associates, L.P.) investment philosophy. The Olstein investment philosophy is a value-oriented approach to investing that relies on a detailed analysis of a company’s financial statements and related disclosures in an effort to identify undervalued companies. This philosophy is the foundation upon which the management of both Funds is based. Each Fund seeks to achieve its objectives by making investments selected according to its investment policies and restrictions.

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THE ALL CAP VALUE FUND

     The All Cap Value Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income. The All Cap Value Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks that OCM believes are significantly undervalued. The All Cap Value Fund invests in companies without regard to whether they are conventionally categorized as small, medium or large capitalization.

THE STRATEGIC OPPORTUNITIES FUND

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     The Strategic Opportunities Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income. The Strategic Opportunities Fund seeks to achieve its investment objectives by investing primarily in the common stocks of small-and mid-sized companies that OCM believes are selling at a significant discount to the manager’s proprietary cash flow-based calculation of private market value. For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index. The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index and represents approximately 16% of the total market capitalization of the Russell 3000® Index. As of August 31, 2009, the average market capitalization of the companies in the Russell 2500TM Index was approximately $1.96 billion, and the median market capitalization of the companies in the Russell 2500TM Index was approximately $491 million. In addition, the Strategic Opportunities Fund may employ a distinctive approach that involves engaging as an activist investor in situations where OCM perceives that such an approach is likely to add value to the investment process. The Fund may be an activist investor in only a few holdings at any one time, and may not be an activist investor in any holdings from time to time.

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BOTH FUNDS

     In addition to the securities and financial instruments described in the Funds’ Prospectus, each Fund is authorized to employ certain other investment strategies and to invest in certain other types of securities and financial instruments. This Statement of Additional Information (“SAI”) contains further information concerning the techniques and operations of the Funds, the securities in which each Fund may invest, and the policies each Fund follows. Unless otherwise noted, set forth below are descriptions of the types of investment strategies that each Fund may utilize from time to time, the various types of securities and other instruments in which each Fund may invest and the risks associated with each.

Primary Investment - Common Stock

     Each Fund will invest primarily in common stocks that OCM believes are undervalued. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and

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other senior equity. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Preferred Stock

     Generally, preferred stock receives dividends prior to distributions on common stock and preferred stockholders usually have a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock usually does not have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which a Fund invests.

Convertible Securities

     Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).

     As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. Income streams of convertible securities are generally higher in yield than the income derivable from a common stock, but lower than that afforded by a non-convertible debt security. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount greater than the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for as long as OCM anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objectives and policies.

Foreign Investments

     Each Fund may invest in foreign securities that are traded in U.S. dollars. Additionally, each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Funds may purchase ADRs whether they are “sponsored”

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or “unsponsored.” Sponsored ADRs are issued jointly by the issuer of the underlying security and a depositary, whereas unsponsored ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income that may be distributed to shareholders.

     Investments in such foreign investments may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies. Also, there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and/or diplomatic actions of foreign governments. These include imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, limited legal remedies available to investors, and establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of a foreign issuer’s stock. Each Fund is authorized to invest up to 20% of its net assets in ADRs and foreign securities traded in U.S. dollars.

Warrants

     The Funds may invest in warrants, and acquire warrants in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

Short Sales

     The All Cap Value Fund may engage in short sales. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. The Fund has no obligation to hedge its short sales. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

     Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between:

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(a)	the market value of the securities sold short; and
(b)	any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale).

     Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such levels that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

     The value of the securities of any one issuer which the Fund has sold short may not exceed the lesser of 2% of the Fund’s net assets or 2% of the securities of such class of any issuer’s securities. In addition, short sales will only be made in those securities that are listed on a national securities exchange. When added together, no more than 25% of the value of the Fund’s total net assets will be:

  deposited as collateral for the obligation to replace securities borrowed to effect short sales; and
  allocated to segregated accounts in connection with short sales.

Options

     Generally, the All Cap Value Fund will only purchase options for hedging purposes and not for speculation. In this regard, the All Cap Value Fund will only purchase call options on underlying securities that are sold short by the Fund. Purchasing call options allows the All Cap Value Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities generally will be held no longer than the Fund maintains a short position in the underlying security. The Strategic Opportunities Fund may purchase options for hedging or for speculative purposes.

     The purchase of call options gives a Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, a Fund pays a non-refundable premium to the party who sells (writes) the option. This practice allows a Fund to protect itself in the event of an unexpected increase in the price of a security sold short. Premiums paid by a Fund in connection with option purchases will not exceed 5% of the Fund’s net assets. Following the purchase of a call option, a Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

     The success of purchasing call options for hedging purposes depends on OCM’s judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If OCM correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower a Fund’s return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not

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exist and a Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that a Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national securities exchange and for which there appears to be a liquid secondary market. A Fund has no obligation to engage in hedging.

     Investing in options for speculative purposes entails certain risks to the Strategic Opportunities Fund. These risks include, to the extent that OCM’s view as to certain market movements is incorrect, the risk that the use of options could result in losses greater than if options had not been used. Use of call options may result in losses to the Fund, forced sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. Losses resulting from the use of options would reduce the Fund’s net asset value, and possibly income.

Cash and Short-Term Investments

     Each Fund may invest a portion of its assets in cash and short-term debt securities (including repurchase agreements) of corporations, the U.S. Government and its agencies and instrumentalities and banks and finance companies. A Fund will select cash and short-term investments when such securities offer a current market rate of return that the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of creditworthiness set by the Fund. Each Fund also may invest a portion of its assets in shares issued by money market mutual funds. Cash equivalent holdings may be in any currency (although such holdings may not constitute “cash or cash equivalents” for tax diversification purposes under the Internal Revenue Code). When OCM believes that suitable undervalued common stocks are not available, a Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities and pursue its secondary objective of income.

Repurchase Agreements

     When a Fund enters into a repurchase agreement, it purchases securities from a bank, broker or dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

Illiquid Securities

     The All Cap Value Fund may invest up to 10% of its net assets, and the Strategic Opportunities Fund may invest up to 15% of its net assets, in securities that may be considered

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illiquid. Illiquid securities include securities with contractual restrictions on resale, repurchase agreements maturing in more than seven days, and other securities that may not be readily marketable. Liquidity refers to the ability of the Fund to sell a security in a timely manner at a price that reflects the value of that security. The relative illiquidity of some of a Fund’s securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which a Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

Equity Swap Agreements

     Either Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities and, indirectly, to better manage the Fund’s ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of, a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Forms of swap agreements include equity or index caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities exceeds a specified rate, or “cap”; equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. Parties may also enter into bilateral swap agreements which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

     The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s net assets.

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     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on OCM’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. OCM will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements.

Investments in Investment Companies and Exchange Traded Funds

     The All Cap Fund is permitted to invest in other open-end investment companies that operate as money market funds. The Strategic Opportunities Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, or exchange traded funds (“ETFs”). The Funds’ ability to invest in investment companies or ETFs is limited by percentage limits set forth in the 1940 Act, rules or orders thereunder, and U.S. Securities and Exchange (“SEC”) staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. By investing in other investment companies or ETFs, a Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses.

INVESTMENT RESTRICTIONS

     Each Fund has adopted certain investment restrictions in addition to those discussed in the Prospectus. Some of these restrictions are fundamental policies, and cannot be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Restrictions that are non-fundamental policies may be changed by the Board of Trustees of the Trust without the need for shareholder approval.

     As long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the following fundamental or non-fundamental restrictions.

FUNDAMENTAL RESTRICTIONS

All Cap Value Fund

As a matter of fundamental policy, the All Cap Value Fund will not:

1. as to 75% of the All Cap Value Fund’s total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies);

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2. purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

3. make short sales of securities in excess of 25% of the All Cap Value Fund’s total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

4. purchase or sell commodities or commodity contracts;

5. make loans of money or securities, except:

  by the purchase of fixed income obligations in which the All Cap Value Fund may invest consistent with its investment objective and policies; or
  by investment in repurchase agreements (see “Investment Strategies and Risks”);

6. borrow money, except that the All Cap Value Fund may borrow from banks in the following cases:

  for temporary or emergency purposes not in excess of 5% of the All Cap Value Fund’s net assets, or to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33-1/3% of the value of the All Cap Value Fund’s net assets at the time the borrowing was made;

7. pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33-1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the All Cap Value Fund to maintain accounts for short sales of securities;

8. purchase the securities of any issuer, if, as a result, more than 10% of the value of the All Cap Value Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

9. engage in the underwriting of securities except insofar as the All Cap Value Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

10. purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the All Cap Value Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited

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partnerships which are listed on a national exchange, however, the All Cap Value Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

11. invest more than 25% of the value of the All Cap Value Fund’s total assets in one particular industry; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S.Government securities, and investments in certificates of deposit and bankers’ acceptances are not considered to be investments in the banking industry.

Strategic Opportunities Fund

As a matter of fundamental policy, the Strategic Opportunities Fund will not:

1. borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Strategic Opportunities Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Strategic Opportunities Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Strategic Opportunities Fund’s other assets. The effect of this provision is to allow the Strategic Opportunities Fund to borrow from banks amounts up to one-third (33-1/3%) of its total assets (including those assets represented by the borrowing);

2. underwrite the securities of other issuers, except that the Strategic Opportunities Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

3. purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

4. make loans, provided that this restriction does not prevent the Strategic Opportunities Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests;

5. make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or

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guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Strategic Opportunities Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies); and

6. purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

     Non-fundamental policies may be changed by the Trust’s Board of Trustees without shareholder approval. As a matter of non-fundamental policy, the All Cap Value Fund may not:

     (a) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

     (b) invest for the purpose of exercising control or management of another company;

     (c) invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended;

     (d) invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

     (e) invest more than 20% of its total assets (measured at time of investment) in depositary receipts evidencing ownership of foreign securities or in foreign securities traded on U.S. exchanges.

PORTFOLIO TURNOVER

     Although the primary objective of each Fund is to achieve long-term capital appreciation, the Funds may sell securities to recognize gains or avoid potential for loss without regard to the time they have been held. Each Fund intends to follow a strict “buy and sell

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discipline” under which it will purchase or sell securities whenever the Fund’s value criteria are met. When appropriate, each Fund takes into consideration the holding period of the security.

     OCM believes that adhering to a strict sell discipline when a Fund’s value criteria are met reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover produces additional transaction costs (such as brokerage commissions) which are borne by the Funds. High portfolio turnover also may cause adverse tax effects. See “Dividends, Capital Gains Distributions and Taxes” in the Prospectus.

     The annual portfolio turnover rate for the past three fiscal years or fiscal period for each Fund is as follows:

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All Cap Value Fund

Fiscal year ended	Fiscal year ended	Fiscal year ended
June 30, 2009	June 30, 2008	June 30, 2007
103.79%	98.00%	79.57%

Strategic Opportunities Fund

Fiscal year ended	Fiscal year ended	Fiscal period Nov. 1, 2006
June 30, 2009	June 30, 2008	(commencement of operations)
		through June 30, 2007
107.54%	100.57%	19.09%

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”). Generally, the Policy restricts the disclosure of portfolio holdings data as described herein. In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing any disclosure of a Fund’s portfolio holdings that deviates from the Trust’s Policy. Neither the Funds nor OCM accept compensation or consideration of any sort in return for the release of portfolio holdings information. Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and OCM’s fiduciary duties to its clients.

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     The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information to determine whether any such disclosures are made in accordance with the Policy. The Board has, through the adoption of the Policy, delegated the day-to-day monitoring of the disclosure of portfolio holdings information to OCM’s compliance staff. The Board receives reports from OCM with respect to any exceptions to the Policy.

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     In accordance with the Policy, the Trust will disclose each Fund’s portfolio holdings periodically, as required by applicable federal securities laws. These disclosures

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include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR, and following each Fund’s first and third fiscal quarters on Form N-Q. These filings are available to the public through the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov. In addition, the Trust and OCM are permitted to release limited portfolio holdings information for each Fund, which includes, but is not limited to, disclosing: 1) top 10 holdings information on a monthly basis after a 15-day delay; 2) at any time a list of securities (that may include Fund holdings) to sell-side brokers for the purpose of obtaining research and/or market information from such brokers; 3) at any time a trade in process to parties involved in the transaction; 4) sector weightings, performance attribution and other summary and statistical information that does not include identification of specific portfolio holdings; and 5) OCM’s aggregate holdings of a specific issuer to management of such issuer.

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     The Policy provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Fund or through a confidentiality agreement. Third parties to whom portfolio holdings information may be released in advance of release to the public include rating agencies and fund rating or ranking services. A Fund also may share its portfolio holdings information with certain service providers where the Fund has a legitimate business need to share such information, including, but not limited to, the custodian, administrator, proxy voting vendor, independent registered public accounting firm, consultants, legal counsel and governmental agencies and authorities. The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers of the Trust

     The Board of Trustees of the Trust consists of six individuals, four of whom are not “interested persons” of the Trust or Funds as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operations of the Funds and elect the officers who conduct the daily business of the Funds.

     The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under “Olstein Capital Management, L.P.” and “Distributor” below, review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with OCM is paid by OCM and not by the Trust.

     The names, addresses and occupational history of the Trustees and principal executive officers are listed below:

13

Number
of
Portfolios
		Term of		in Fund
	Position	Office**		Complex
	and Office	and Length	Principal Occupation	Overseen	Other
Name, Address	with the	of Time	During the Past	by	Directorships
And Age	Trust	Served	Five Years	Trustee	Held by Trustee
Independent
Trustees:
Fred W. Lange	Trustee	Since 1995	Private Investor.	2	Wagner
123 Lewisburg					College
Road
Sussex, NJ
07461
Age: 77
John Lohr	Trustee	Since 1995	Owner, Howling Wolf	2	Howling Wolf
4 Manhattanville			Enterprises; General		Enterprises
Road			Counsel, LFG, Inc.		(publishing)
Purchase, NY			(provider of		and Howling
10577			investment products)		Wolf Capital
Age: 64			and President,		Partners LLC
			Lockwood Financial		(private equity
			Services (broker-		company)
dealer), Jan. 1996 to
			Sept. 2002 .
D. Michael	Trustee	Since 1995	President, Murray,	2	American
Murray			Montgomery &		Academy of
2829 South			O’Donnell		Preventive
Osprey			(consultants), since		Medicine and
Sarasota, FL			1968.		The Eric Fund
34239					(charitable
Age: 69					organization)

14

Number
of
Portfolios
		Term of		in Fund
	Position	Office**		Complex
	and Office	and Length	Principal Occupation	Overseen	Other
Name, Address	with the	of Time	During the Past	by	Directorships
And Age	Trust	Served	Five Years	Trustee	Held by Trustee
Lawrence K.	Trustee	Since 1995	Private Consultant for	2	eRooms
Wein			telecommunications		Systems
4 Manhattanville			industry, since July		Technologies
Road			2001; Former Vice		(ERMS.OB)
Purchase, NY			President-Wholesale
10577			Business Operations,
Age: 67 			Concert
Communications an
ATT/BT Company,
April 2000 to June
2001; Former
Executive Manager,
AT&T, Inc., for 35
years, retired July
2001.
Interested
Trustees:
Erik K. Olstein*+	Trustee,	Since 1995	President and Chief	2	The Trinity-
Olstein Capital	Secretary		Operating Officer,		Pawling School
Management, L.P.	and		Olstein Capital
4 Manhattanville	Assistant		Management, L.P.,
Road	Treasurer		since 2000; Vice
Purchase, NY			President of Sales and
10577			Chief Operating
Age: 42 			Officer, Olstein
Capital
Management, L.P.,
1994-2000.

15

Number
of
Portfolios
		Term of		in Fund
	Position	Office**		Complex
	and Office	and Length	Principal Occupation	Overseen	Other
Name, Address	with the	of Time	During the Past	by	Directorships
And Age	Trust	Served	Five Years	Trustee	Held by Trustee

Robert A. 	Trustee,	Since 1995	Chairman, Chief	2	None
Olstein*+	Chairman		Executive Officer, and
Olstein Capital	and		Chief Investment
Management, L.P.	President		Officer, Olstein
4 Manhattanville			Capital Management,
Road			L.P., since 2000;
Purchase, NY			Chairman, Chief
10577			Executive Officer,
Age: 68 			Chief Investment
Officer and President,
Olstein Capital
Management, L.P.,
1994-2000; President,
Secretary and Sole
Shareholder of
Olstein, Inc., since
June 1994.

16

Term of
	Position	Office**
	and Office	and Length	Principal Occupation
Name, Address	with the	of Time	During the Past
And Age	Trust	Served	Five Years
Officers:

Michael Luper	Chief	Since 1995	Executive Vice President and Chief Financial Officer,
Olstein Capital	Accounting		Olstein Capital Management, L.P., since 2000; Vice
Management, L.P.	Officer and		President and Chief Financial Officer, Olstein Capital
4 Manhattanville	Treasurer		Management, L.P., 1994-2000.
Road
Purchase, NY
10577
Age: 40
James B. Kimmel	Chief	Since 2004	Senior Vice President, General Counsel and Chief
Olstein Capital	Compliance		Compliance Officer, Olstein Capital Management,
Management,	Officer		L.P. since 2007; Vice President, General Counsel and
L.P.			Chief Compliance Officer of Olstein Capital
4 Manhattanville			Management, L.P., 2004-2007. Previously, Of
Road			Counsel at Stradley Ronon Stevens & Young LLP
Purchase, NY			(law firm), May 2001 to April 2004; Vice President
10577			and Assistant Counsel in the Corporate and Securities
Age: 47			Group at Summit Bancorp from September 1996
through May 2001; Associate Attorney, Investment
Management Practice at Morgan Lewis & Bockius
LLP from September 1990 through August 1996.

* Robert and Erik Olstein are each officers of Olstein Capital Management, L.P. or its affiliates and are considered to be “interested persons” of the Funds within the meaning of the 1940 Act.

**	Each Trustee holds office for an indefinite term.
+	Erik K. Olstein is the nephew of Robert A. Olstein.

17

Beneficial Ownership


     The following tables provide the dollar range of equity securities beneficially owned by the Trustees as of December 31, 2008.


Independent Trustees:

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity	Companies Overseen by
	Securities	Trustee in Family of
Name of Trustee	in the Funds	Investment Companies
Fred W. Lange	All Cap Value Fund –	Over $100,000
Over $100,000
Strategic Opportunities Fund -
$0
John Lohr	All Cap Value Fund –	$1 – $10,000
$1 – $10,000
Strategic Opportunities Fund –
$0
D. Michael Murray	All Cap Value Fund –	Over $100,000
Over $100,000
Strategic Opportunities Fund –
$10,001-$50,000
Lawrence K. Wein	All Cap Value Fund –	Over $100,000
Over $100,000
Strategic Opportunities Fund –
$10,001-$50,000

18

Interested Trustees:

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity	Companies Overseen by
	Securities	Trustee in Family of
Name of Trustee	in the Funds	Investment Companies
Erik K. Olstein	All Cap Value Fund –	Over $100,000
Over $100,000
Strategic Opportunities Fund -
Over $100,000
Robert A. Olstein	All Cap Value Fund –	Over $100,000
Over $100,000
Strategic Opportunities Fund –
Over $100,000

Compensation


     Since September 7, 2007, for their service as Trustees, the Independent Trustees receive a $31,000 annual fee and Mr. Lawrence K. Wein receives an additional $1,000 in annual fees as Lead Independent Trustee. The Independent Trustees also receive $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings, and $500 per meeting attended for Audit Committee participation. The Interested Trustees of the Trust receive no compensation for their service as Trustees. Prior to September 7, 2007, the Independent Trustees received a $24,500 annual fee, and no additional fee was paid to Mr. Wein. The table below details the amount of compensation received by the Trustees from the Funds for the fiscal year ended June 30, 2009. The amounts shown reflect the compensation arrangements that were in place during that fiscal year.


Independent Trustees
Pension or
		Retirement		Total
		Benefits	Estimated	Compensation
	Aggregate	Accrued As Part	Annual Benefits	from Trust and
Name and	Compensation	of Fund	Upon	Fund Complex
Position	From Funds	Expenses	Retirement	Paid to Trustees
Fred W. Lange	All Cap Value:	None	None	$36,000
Trustee	$35,395
Strategic
Opportunities:
	$605

19

		Pension or
		Retirement		Total
		Benefits	Estimated	Compensation
	Aggregate	Accrued As Part	Annual Benefits	from Trust and
Name and	Compensation	of Fund	Upon	Fund Complex
Position	From Funds	Expenses	Retirement	Paid to Trustees
John Lohr	All Cap Value:	None	None	$36,000
Trustee	$35,395
	Strategic
	Opportunities:
	$605

D. Michael	All Cap Value:	None	None	$36,000
Murray	$35,395
Trustee	Strategic
	Opportunities:
	$605

Lawrence K.	All Cap Value:	None	None	$37,000
Wein	$36,379
Trustee	Strategic
	Opportunities:
	$621

None of the Interested Trustees receive any compensation from the Trust.

Audit Committee

     The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the Funds’ independent registered public accounting firm. The specific functions of the Audit Committee include: (i) pre-approving and recommending the engagement or retention of the independent registered public accounting firm; (ii) reviewing with the independent registered public accounting firm the scope and the results of the auditing engagement; (iii) pre-approving professional services provided by the independent registered public accounting firm prior to the performance of such services; (iv) considering the range of audit and non-audit fees; (v) reviewing the independence of the independent registered public accounting firm; (vi) reviewing the scope and results of the Trust’s procedures for internal auditing; and (vii) overseeing the Trust’s system of internal accounting controls.


     The Audit Committee is made up of all of the Independent Trustees as follows: Fred W. Lange, John Lohr, D. Michael Murray and Lawrence K. Wein. During the fiscal year ended June 30, 2009, the Audit Committee met two times.


20

MANAGEMENT OWNERSHIP


     As of September 30, 2009, the Trust’s officers, trustees and members of OCM as a group owned 22.71% of the Adviser Class shares of the All Cap Value Fund and 0.03% of the Class C shares of the Fund, for a total of 2.22% of the outstanding shares of the Fund. As of the same date, the Trust’s officers, trustees and members of OCM as a group owned 15.86% of the Class A shares of the Strategic Opportunities Fund and none of the Class C shares of the Fund, for a total of 7.81% of the outstanding shares of the Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Principal Holders


     As of September 30, 2009, there were no control persons of either Fund. As of September 30, 2009, the following shareholders were known to own of record or beneficially more than 5% of the outstanding voting shares of the: 1) All Cap Value Fund’s Adviser Class shares and Class C shares, 2) the Strategic Opportunities Fund’s Class A shares and Class C shares, and 3) particular Fund as a whole, as shown:

Name and Address	Percentage of Class	Percentage of	Ownership
		Fund
All Cap Value Fund:

Robert A. Olstein	Adviser Class Shares	1.58%	Record
c/o Olstein & Associates	16.47%
4 Manhattanville Road
Purchase, NY 10577

Charles Schwab & Company, Inc.	Adviser Class Shares	1.14%	Record
101 Montgomery Street	11.87%
San Francisco, CA 94104

Orchard Trust Company LLC	Adviser Class Shares	1.07%	Record
Trustee	11.12%
FBO Retirement Plans
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111

UBS Financial Services, Inc.	Adviser Class Shares	0.94%	Record
1000 Harbor Boulevard	9.78%
Weehawken, NJ 07086

Pershing LLC	Adviser Class Shares	0.78%	Record
P.O. Box 2052	8.09%
Jersey City, NJ 07303

21

Name and Address	Percentage of Class	Percentage of	Ownership
		Fund
LPL Financial Services	Adviser Class Shares	0.50%	Record
9785 Towne Centre Drive	5.19%
San Diego, CA 92121

Citigroup Global Markets, Inc.	Class C Shares	16.43%	Record
700 Red Brook Boulevard	18.18%
Owings Mills, MD 21117

Pershing LLC	Class C Shares	5.29%	Record
P.O. Box 2052	5.85%
Jersey City, NJ 07303

Albert Fried Jr.	Class C Shares	4.75%	Record
c/o Albert Fried & Company, LLC	5.26%
60 Broad Street, Floor 39
New York, NY 10004

A.G. Edwards & Sons Inc.	Class C Shares	4.57%	Record
1 North Jefferson Avenue	5.06%
St. Louis, MO 63103

Strategic Opportunities Fund:

Albert Fried Jr.	Class A Shares	9.53%	Beneficial
c/o Albert Fried & Company, LLC	19.36%
60 Broad Street, Floor 39
New York, NY 10004

LPL Financial Services	Class A Shares	8.19%	Record
9785 Towne Centre Drive	16.64%
San Diego, CA 92121

Citigroup Global Markets, Inc.	Class A Shares	6.40%	Record
700 Red Brook Boulevard	12.99%
Owings Mills, MD 21117

Pershing LLC	Class A Shares	4.92%	Record
PO Box 2052	9.99%
Jersey City, NJ 07303

Eric R. Heyman & Susan Heyman	Class A Shares	2.97%	Beneficial
1 Aberdeen Drive	6.03%
West Nyack, NY 10994

22

Name and Address	Percentage of Class	Percentage of	Ownership
		Fund
Citigroup Global Markets, Inc.	Class C Shares	15.52%	Record
700 Red Brook Boulevard	30.57%
Owings Mills, MD 21117

LPL Financial Services	Class C Shares	9.69%	Record
9785 Towne Centre Drive	19.08%
San Diego, CA 92121

A.G. Edwards & Sons Inc.	Class C Shares	9.62%	Record
1 North Jefferson Avenue	18.94%
St. Louis, MO 63103

Pershing LLC	Class C Shares	3.45%	Record
P.O. Box 2052	6.80%
Jersey City, NJ 07303

OLSTEIN CAPITAL MANAGEMENT, L.P.

     Effective August 18, 1995 and October 27, 2006, the Trust entered into investment management agreements on behalf of the All Cap Value Fund and the Strategic Opportunities Fund, respectively, with OCM (the “Investment Management Agreements”). OCM provides investment advisory services to the Funds. The services provided by OCM are subject to the supervision and direction of the Trust’s Board of Trustees.


     OCM is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisers, LLC, a Delaware limited liability company, which is owned by Olstein, Inc., Erik K. Olstein, Michael Luper and Eric R. Heyman. Olstein, Inc., the managing member of Olstein Advisers, LLC, is wholly owned by Robert A. Olstein. Olstein, Inc., Erik K. Olstein and Michael Luper are limited partners of OCM. Robert A. Olstein and Erik K. Olstein are also Trustees of the Trust, and, consequently, are considered affiliated persons of both OCM and the Funds. Similarly, Michael Luper is an officer of the Trust and OCM and is also considered an affiliated person of both OCM and the Funds.


     The Investment Management Agreements are initially approved by the initial shareholder of a Fund for a period of two years after the date of approval and, thereafter, must be renewed annually. After their initial two year term, the Investment Management Agreements will be renewed each year only so long as its renewal and continuance are specifically approved at least annually by:

(a)	the Board of Trustees, or
(b)	by vote of a majority of the outstanding voting securities of a Fund.

23

     In either case, the terms of the renewal must be approved by the vote of a majority of the Trustees of the Trust who are not parties of the Investment Management Agreements or interested persons of any such party (the “Independent Trustees”). The vote of the Trustees must be cast in person at a meeting called for the purpose of voting on such approval.

     During the term of the Investment Management Agreements, OCM pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (and any brokerage commissions) purchased for a Fund. The services furnished by OCM under the Investment Management Agreements are not exclusive, and OCM is free to perform similar services for others.

     Each Investment Management Agreement will automatically terminate in the event of its “assignment” as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days’ written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding voting securities of a Fund; or (ii) by OCM.

     The Investment Management Agreements may be amended by the parties provided, in most cases, that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of such Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of OCM cast in person at a meeting called for the purpose of voting upon such approval.


     According to the Investment Management Agreements, each Fund is obligated to pay OCM a monthly management fee. Each class of shares of a Fund pays its proportionate share of the fee. The total annual advisory fees that the All Cap Value Fund and Strategic Opportunities Fund pay OCM (as a percentage of average daily net assets) is as follows:

Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1.5 billion up to $2.0 billion	0.90%
Over $2.0 billion up to $2.5 billion	0.85%
Over $2.5 billion up to $3.0 billion	0.80%
Over $3.0 billion	0.75%

Strategic Opportunities Fund
All assets	1.00%

     Prior to October 31, 2009, the All Cap Value Fund’s contractual management fee was equal to 1.00% of the Fund’s average daily net assets. These fees are higher than that normally charged by funds with similar investment objectives.

     The advisory fees paid to OCM for the services provided to each Fund for the past three fiscal years or fiscal period were as follows:

24

All Cap Value Fund

Fiscal year ended	Fiscal year ended	Fiscal year ended
June 30, 2009	June 30, 2008	June 30, 2007
$6,519,619	$14,329,582	$17,117,966

Strategic Opportunities Fund

Fiscal year ended	Fiscal year ended	Fiscal period Nov. 1, 2006
June 30, 2009	June 30, 2008	(commencement of operations)
		through June 30, 2007
$108,097	$171,405	$50,363

     OCM waived fees or reimbursed expenses with respect to the Strategic Opportunities Fund in the following amounts:

Fiscal year ended	Fiscal year ended	Fiscal period Nov. 1, 2006
June 30, 2009	June 30, 2008	(commencement of operations)
		through June 30, 2007
$108,501	$97,379	$80,990


     The Strategic Opportunities Fund is subject to a contractual expense limit at the rate of 1.35% for Class A shares and Class C shares of the Fund’s average daily net assets, excluding any 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs including but not limited to reorganizations, litigation, conducting shareholder meetings and liquidations. The contractual expense limitation agreement will remain in place until October 28, 2010. Thereafter, the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limitation agreement will be considered by OCM and the Board of Trustees. The contractual expense limitation agreement also provides that OCM is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund of OCM will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund.


ADDITIONAL PORTFOLIO MANAGER INFORMATION

     Set forth below are descriptions of the compensation arrangements for the investment professionals that manage the Funds. The portfolio managers may provide portfolio management services to various other entities, including other registered investment companies, pooled investment vehicles that are not registered investment companies, and other investment accounts managed for organizations or individuals. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies and/or other accounts is presented with potential conflicts of interest that may include, among others: (i) an inequitable distribution of the portfolio manager’s time, attention and other resources; (ii) the unequal distribution or allocation between accounts of

25

a limited investment opportunity; and (iii) incentives, such as performance-based advisory fees that related only to certain accounts.


     As of the date of this SAI, the All Cap Value Fund and Strategic Opportunities Fund are the only accounts managed by OCM. OCM follows policies and procedures designed to ensure, where applicable, that investment opportunities and brokerage transactions are allocated between the accounts in an equitable manner. The equity investments of OCM personnel are largely restricted to investments in the Funds or other mutual funds, which limits potential conflicts of interest. The Funds and OCM have adopted a code of ethics that they believe contains provisions reasonably necessary to mitigate such conflicts.


     Robert A. Olstein and Eric R. Heyman serve as Co-Portfolio Managers for each Fund. The Portfolio Managers are supported by a team of research analysts. Mr. Olstein’s compensation is derived from OCM’s profits, as he is the primary equity owner of OCM’s corporate general partner. Other investment professionals, including Mr. Heyman, receive a base salary plus incentive compensation determined by Mr. Olstein. The incentive compensation may be as much as 100% or more of the base salary and is determined as a percentage of pre-tax profits of OCM, which is related to the amount of assets under management. Approximately 60% of an individual’s incentive compensation is based on how well the portfolio performs over rolling 3-year periods, and the remaining 40% of the incentive compensation is based on the individual’s performance.


     As of the end of the Fund’s most recent fiscal year on June 30, 2009, neither Mr. Olstein nor Mr. Heyman managed any other accounts.


     As of June 30, 2009, the Portfolio Managers of each Fund beneficially owned shares of such Funds as set forth below:


Portfolio Manager/Fund	Range of Shares Owned

Robert A. Olstein
All Cap Value Fund	Over $1,000,000
Strategic Opportunities Fund	$100,001-$500,000

Eric R. Heyman
All Cap Value Fund	$100,001 to $500,000
Strategic Opportunities Fund	$100,001 to $500,000

DISTRIBUTOR

     Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, New York 10577-2119 (the “Distributor”), acts as distributor of the Funds’ shares under an Amended and Restated Distribution Agreement (the “Distribution Agreement”) approved by the Board of Trustees of the Trust on behalf of the Funds. The Distributor assists in the sale and distribution of the Funds’ shares as well as assisting with the servicing of shareholder accounts. Mr. Robert A.

26


Olstein, Mr. Erik K. Olstein, Mr. Michael Luper and Mr. James B. Kimmel are considered to be affiliated persons of both the Distributor and the Funds.


     The Distributor has sole authority to enter into agreements with selling dealers or other parties who offer the Funds’ shares for sale and is responsible for the payment of any up-front commissions and 12b-1 fees payable to selling dealers or others. The Distribution Agreement also provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares. The Distribution Agreement became effective as of August 18, 1995 (as amended and restated on October 1, 2007), and is subject to renewal on an annual basis. The Distribution Agreement will be renewed each year if its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. Shares of the Funds are offered on a continuous basis. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement may be terminated in two ways without payment of a penalty: (1) by a Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the Fund) on not less than 60 days’ written notice; or (2) by the Distributor upon 60 days’ written notice.


     Class A shares are subject to a maximum front-end sales charge of 5.50% (or a lesser charge for larger investments as set forth below) that is included in the offering price of the Class A shares. This sales charge is paid by the investor at the time of purchase and the amount of the sales charge is not invested in the Fund. Selling dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund and/or from the Distributor’s other financial resources. The Distributor may reallow all or a portion of the front-end sales charge to selling dealers or may pay a dealer commission of up to 1.00% of the offering price out of its own resources on purchases of $1,000,000 or more where no sales charge was paid in order to facilitate the sale of Class A shares. The front-end sales charges and selling dealer reallowances or commissions for Class A shares are as follows:

		Reallowance to
	Sales Charge as a	Selling Dealers as a
	Percentage of	Percentage of
Amount of Investment	Offering Price	Offering Price
Less than $50,000	5.50%	4.95%
$50,000 to $99,999	4.50%	4.05%
$100,000 to $249,999	3.50%	3.15%
$250,000 to $499,999	2.50%	2.25%
$500,000 to $999,999	2.00%	1.80%
$1,000,000 and over[1]	0.00%	up to 1.00%

1	In cases where the Distributor pays a dealer commission on sales charge–waived purchases of $1 million or more, a contingent deferred sales charge of 1.00%, based on the lesser of the original purchase price or the value of such shares at the time of

27

redemption, is charged if the shareholder sells his or her shares within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1.00% charge.

     No front-end sales charge with respect to the Fund’s Class A shares will apply to Officers, Trustees, Directors and employees of OCM, any affiliate of OCM and members of their immediate families (including trusts established for the benefit of such persons). The elimination of the front-end sales charge is due to the reduced sales efforts necessary for the Fund to obtain these investments.

     The Funds and the Distributor do not endorse the purposeful sale of Class A shares at a specified amount so as to prevent an investor from receiving a beneficial breakpoint in the front-end sales charge. In addition, the Funds and the Distributor discourage selling dealers from engaging in this practice.

     Investors also pay ongoing Rule 12b-1 fees for Class A shares as described below under “Distribution (Rule 12b-1) Plans.”

     Class C shares and Adviser Class shares are offered without a front-end sales charge, which means that investors pay no initial sales charge in connection with their purchase of Class C or Adviser Class shares. However, investors pay ongoing Rule 12b-1 fees as described below under “Distribution (Rule 12b-1) Plans.” The Distributor usually pays up-front commissions of 1.00% of the purchase amount of Class C shares to selling dealers and others from its own assets to facilitate sales of the Funds’ Class C shares. Where investors remain with a Fund long term, the Distributor may recoup the amount of these up-front commissions through 12b-1 payments the Fund makes to it in connection with the distribution of the Fund’s Class C shares. When investors sell their Class C shares of a Fund within the first year of their purchase, the Distributor is unable to recoup these up-front commissions through 12b-1 payments. Therefore, the Funds also impose a 1.00% contingent deferred sales charge (“CDSC”) on redemptions of Class C shares within the first year that are paid to the Distributor. However, in certain cases OCM will not make an up-front payment from its own resources to financial advisers whose clients purchase Class C shares of the Funds. In these situations, the financial adviser begins receiving Rule 12b-1 distribution and shareholder servicing fees immediately, and no CDSC will be imposed on redemptions of shares held less than one year.


     For the fiscal years ended June 30, 2009 and June 30, 2008 and the fiscal period from November 1, 2006 (commencement of operations) through June 30, 2007, Strategic Opportunities Fund shareholders paid $5,975, $72,572 and $69,131, respectively, in front-end sales charges with respect to its Class A shares. Of these amounts, the Distributor retained $620, $7,233 and $5,416, respectively, for the fiscal years and fiscal period stated. The Distributor received no CDSCs with respect to the Class A shares of the Strategic Opportunities Fund during the fiscal year ended June 30, 2009.


     For the fiscal year ended June 30, 2009, the Distributor received CDSCs imposed on certain redemptions of Class C shares of the All Cap Value Fund and the Strategic Opportunities Fund in the amounts of $18,322 and $658, respectively. The Distributor also received other compensation in the form of 12b-1 payments for both share classes of the All Cap

28

Value Fund and the Strategic Opportunities Fund which, for year ended June 30, 2009, totaled $6,995,144 and $71,717, respectively. For the fiscal year ended June 30, 2009, the Distributor paid $8,478,700 and $114,160 to compensate selling dealers and to pay administration and shareholder servicing costs, salaries of sales personnel and other marketing related expenses of the All Cap Value Fund and the Strategic Opportunities Fund, respectively.

Distribution (Rule 12b-1) Plans

     As noted in the Prospectus, the Funds have adopted plans pursuant to Rule 12b-1 under the 1940 Act for each class of each Fund’s shares (each, a “Plan” and collectively, the “Plans”).

     For the Adviser Class shares, the Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Adviser Class shares and Adviser Class shareholders. The fees are accrued and may be paid on a monthly or quarterly basis, based on the average daily net assets of the Adviser Class shares. In addition to distribution and shareholder servicing activities such as those described below with respect to the Class C Plans, OCM anticipates that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. The Distributor, from its own resources without any reimbursement from the Advisor Class shares or shareholders, may make additional payments to those third parties in connection with their services. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

     For the Class A shares, each Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Class A shares and Class A shareholders. The fees are accrued and may be paid on a monthly or quarterly basis, based on the average daily net assets of the Class A shares of a Fund. In addition to distribution and shareholder servicing activities such as those described below with respect to the Class C Plans, OCM anticipates that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. The Distributor, from its own resources without any reimbursement from the Class A shares or shareholders, may make additional payments to those third parties in connection with their services. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

     For the Class C shares, each Plan provides for the payment of fees of 1.00% per year of the average daily net assets of the Class to compensate the Distributor or other persons for their efforts and expenses in connection with the distribution of the shares of the Class and the servicing of shareholder accounts. The fees are accrued and may be paid on a monthly or quarterly basis, based on a Fund’s average daily net assets of the Class C shares. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for

29

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time spent and expenses incurred in the distribution and promotion of the Class C shares. These include, but are not limited to, sales calls and presentations to potential shareholders, media relations, the printing of prospectuses and reports used for sales purposes, expenses for the preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution or service fees paid to selling dealers or others who have executed a dealer agreement with the Distributor and allocable overhead and compensation of OCM officers and personnel. The fees also may be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the Class for sale. In addition, the Plans include a payment of 0.25% per year of average daily net assets of Class C shares of a Fund for shareholder servicing costs. Any expense for distribution or shareholder servicing efforts related to Class C shares greater than 1.00% annually will be borne by OCM without any reimbursement or payment by the Class C shares or shareholders. Payments under the Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

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     Each Plan has been approved by the Trust’s Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board believes that it will likely benefit the Funds to have monies available for the distribution activities of the Distributor in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments by the Funds constitute distribution expenses on behalf of the Funds. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that each Plan will benefit the Funds and the shareholders of the respective Classes. Each Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. Robert Olstein and Erik Olstein, Interested Trustees, and Michael Luper, an officer of the Trust, have an indirect financial interest in the operation of the Plans because of their ownership interests in the Trust’s Distributor. The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected Class, and all material amendments to a Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the Plans should be continued.

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     Below are the itemized expenditures made by the Distributor pursuant to payments made under the Adviser Class Plan and Class C Plan of the All Cap Value Fund during the fiscal year ended June 30, 2009:


	Adviser	Class C
	Class Plan	Plan
Advertising and Printing and Mailing of	$29,890	$193,304
Prospectuses to Other Than Current
Shareholders
Compensation to Dealers	153,151	4,454,300
Compensation to Sales Personnel	419,964	2,657,673
Interest or Other Finance Charges	0	0
Administration and Shareholder Servicing	308	2,051
Other Fees	73,742	494,317
TOTAL	$677,055	$7,801,645

     Below are the itemized expenditures made by the Distributor pursuant to payments made under the Class A Plan and Class C Plan of the Strategic Opportunities Fund during the fiscal year ended June 30, 2009:


	Class A	Class C
	Plan	Plan
Advertising and Printing and Mailing of	$1,823	$1,885
Prospectuses to Other Than Current
Shareholders
Compensation to Dealers	9,796	41,097
Compensation to Sales Personnel	24,432	25,323
Interest or Other Finance Charges	0	0
Administration and Shareholder Servicing	19	21
Other Fees	4,683	5,081
TOTAL	$40,753	$73,407

     As of June 30, 2009, the following amounts are unreimbursed expenses incurred with respect to the Plans: All Cap Value Fund Adviser Class Plan, $377,205 (0.07% of net assets) and Class C Plan, $1,106,351 (0.21% of net assets) and Strategic Opportunities Fund Class A Plan, $26,655 (0.24% of net assets) and Class C Plan, $15,788 (0.14% of net assets).


Revenue Sharing

     OCM also pays additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreements with OCM. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments may also be paid to financial advisers for providing recordkeeping, sub-

31

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accounting, transaction processing, due diligence, training, operations and systems support and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year will vary and may be substantial. Such payments are based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers are in addition to the distribution and service fees and sales charges described in the Prospectus. OCM makes revenue sharing payments from its own profits and resources. Generally, OCM pays such amounts when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments will not change the net asset value or the price of a Fund’s shares. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. (“FINRA”) rules and other applicable laws and regulations, OCM may pay or allow other promotional incentives or payments to financial advisers.

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     Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid by such fund’s adviser or distributor. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of the higher paying mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation it receives in connection with investment products it recommends or sells to you.

Note Regarding Arrangements with Financial Advisers

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     With respect to any agreements entered into by the Distributor with a financial adviser, if the financial adviser places an order with a Fund, and payment by the financial adviser is not received within the time customary or the time required by law for such payment, the sale of Fund shares to the financial adviser may be canceled without notice or demand and without any responsibility or liability on the part of the Distributor or the Funds, or alternatively, at the Distributor’s option, the Distributor may sell the shares which the financial adviser ordered back to such Fund, in which latter case the Distributor and/or the Fund may hold the financial adviser responsible for any loss to the Fund or loss of profit suffered by the Distributor or the Fund resulting from the financial adviser’s failure to make such payment. Also, the Distributor and the Funds shall have no liability for any check or other item returned unpaid to the financial adviser after the selling dealer has paid the Distributor on behalf of an investor. All redemption, repurchase or exchange requests by a financial adviser are subject to the timely receipt of required instructions or documents (including certificates) by the Distributor or the Fund, and if such information is not received by the Distributor or a Fund within the time customary or required by law, the redemption may be canceled and the financial adviser will be responsible for any loss to the Distributor or the Funds. All sales are subject to acceptance by the Distributor and the Fund or its transfer agent and are effective only upon confirmation.

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32

ADMINISTRATOR


     U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides certain administrative services to the Funds pursuant to a Fund Administration Servicing Agreement. Under the Fund Administration Services Agreement, the Administrator:


· coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Funds;

· coordinates with and monitors any other third parties furnishing services to the
Funds;

· provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions;

· maintains such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties;

· prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;

· prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law;

· prepares and after approval by the Funds, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law;

· reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds’ expenses and instructs the Custodian to issue checks in payment thereof;

· assists the Funds in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings;

· monitors the Funds’ compliance with applicable state securities laws;

· assists the Distributor with the preparation of quarterly reports to the Board of
Trustees relating to the distribution plans adopted by the Funds pursuant to Rule
12b-1; and

· takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

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

     The Funds have paid the following fees for administrative services over the past three fiscal years or fiscal period:


All Cap Value Fund

Fiscal year ended	Fiscal year ended	Fiscal year ended
June 30, 2009	June 30, 2008	June 30, 2007
$394,330	$740,027	$828,189

Strategic Opportunities Fund

Fiscal year ended	Fiscal year ended	Fiscal period Nov. 1, 2006
June 30, 2009	June 30, 2008	(commencement of operations)
		through June 30, 2007
$19,875	$20,480	$13,360

TRANSFER AGENT AND FUND ACCOUNTANT


     USBFS also serves as Transfer Agent and Dividend Disbursing Agent for the Funds under a Transfer Agent Servicing Agreement. As Transfer and Dividend Disbursing Agent, USBFS has agreed to:

  issue and redeem shares of the Funds;
  make dividend and other distributions to shareholders of the Funds;
  respond to correspondence by Fund shareholders and others relating to its duties;
  maintain shareholder accounts; and
  make periodic reports to the Funds.

     In addition, the Trust has entered into an Amended and Restated Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.


CUSTODIAN

     U.S. Bank, N.A., 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as Custodian of the Trust’s assets pursuant to a Custodian Servicing Agreement. Under the Custodian Servicing Agreement, U.S. Bank, N.A. has agreed to:

  maintain a separate account in the name of each Fund;
  make receipts and disbursements of money on behalf of the Funds;

34

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  collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; and
  make periodic reports to the Funds concerning the Funds’ operations.

     U.S. Bank, N.A., does not exercise any supervisory function over the purchase and sale of securities.


     USBFS’ CCO Support Group receives a separate fee of $2,000 per service line (for an annual total of $8,000) from the Funds for CCO support services provided by the Administrator, Transfer Agent, Fund Accountant and Custodian.


ALLOCATION OF PORTFOLIO BROKERAGE

     The Funds’ portfolio securities transactions are placed by OCM. The objective of each Fund is to seek the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other quantitative and qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. OCM evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions. These include the broker’s commission rate, execution capability, positioning and distribution capabilities, information (including research) in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving OCM and its clients.

     OCM has entered into arrangements with certain brokers to execute portfolio trades to pay for research on a “soft dollar” basis (i.e., the commissions from the trades generate credits used to offset actual costs incurred by brokers in providing research or brokerage services). Soft dollar trades are entered into in compliance with Section 28(e) of the Securities Act of 1934. Soft dollar arrangements are subject to review by OCM’s Best Execution Committee. If OCM concludes that soft dollar trades are not consistent with its best execution objectives, OCM will either seek a more favorable soft dollar arrangement, or pay the research or brokerage cost from its own resources.

     OCM, when effecting purchases and sales of portfolio securities for the accounts of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Funds or OCM by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:

  information as to the availability of securities for purchase or sale;
  statistical or factual information; or
  opinions pertaining to investments.

35

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     OCM may use research and services provided to it by brokers and dealers in servicing all or only some of its clients. It is possible that not all such services will be used by OCM in connection with a Fund. The Funds paid the following amounts in brokerage commissions during the past three fiscal years or fiscal period:


All Cap Value Fund

Fiscal year ended	Fiscal year ended	Fiscal year ended
June 30, 2009	June 30, 2008	June 30, 2007
$2,079,581	$2,866,325	$3,258,802

Strategic Opportunities Fund

Fiscal year ended	Fiscal year ended	Fiscal period Nov. 1, 2006
June 30, 2009	June 30, 2008	(commencement of operations)
		through June 30, 2007
$34,852	$62,864	$42,586


     Brokerage commissions paid by the All Cap Value Fund were lower for each of the three fiscal years presented predominantly due to falling average commission rates, falling asset levels and fewer shares traded during this three year period.


     OCM, which is a member of FINRA and a broker-dealer registered under the Securities Exchange Act of 1934, and other Fund affiliates, may act as brokers to execute transactions for the Funds subject to procedures set forth in Rule 17e-1 under the 1940 Act designed to ensure the fairness of such transactions. These procedures include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Funds on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow OCM or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm’s length transaction of a like size and nature. When executing trades for the Funds, OCM or other affiliated brokers may also receive liquidity rebates or similar payments for order flow.


     The following table shows the amounts of brokerage commissions paid by the All Cap Value Fund and Strategic Opportunities Fund to affiliated broker-dealers during the three most recently completed fiscal years or fiscal period. The table also indicates the identity of such broker-dealers and the reasons for their affiliation, as well as the percentage of the particular Fund’s total dollar amount of commission-based transactions, and the percentage of such Fund’s total commissions paid, during the Fund’s most recently completed fiscal year.


36

Percentage
				Percentage	of Aggregate
				of Fund’s	Dollar
				Total	Amount of
				Commissions	Transactions
Broker-	Brokerage Commissions			for Fiscal	for Fiscal		Reason for
Dealer	Paid For Fiscal Year Ended:			Year Ended:	Year Ended:	Affiliated	Affiliation

	6/30/09	6/30/08	6/30/07	6/30/09	6/30/09

All Cap
Value Fund

Olstein Capital	$0	$22,005	$285,024	0%	0%	Yes	Manager
Management,							and
L.P.							Principal
Underwriter
of Fund

Strategic	6/30/09	6/30/08	6/30/07[1]	6/30/09	6/30/09
Opportunities
Fund

Olstein Capital	$0	$0	$399	0%	0%	Yes	Manager
Management,							and
L.P.							Principal
Underwriter
of Fund

1 Information for the Strategic Opportunities Fund is for the fiscal period from November 1, 2006 (commencement of operations) to June 30, 2007.

     OCM may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by OCM may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, OCM may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Funds. On the other hand, to the extent permitted by law, OCM may aggregate the securities to be sold or purchased for the

37

Funds with those to be sold or purchased for other clients managed by it in order to seek lower brokerage commissions, if any.

     OCM is responsible for making the Funds’ portfolio decisions subject to the limitations described in the Prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.


     As of June 30, 2009, the All Cap Value Fund and the Strategic Opportunities Fund held no securities of their regular broker-dealers or their parents.

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SHARES OF THE TRUST

     The beneficial interest in the Trust is divided into an unlimited number of shares, with a par value of $0.001 per share. The Board of Trustees is empowered under the Trust’s Agreement and Declaration of Trust to authorize the division of shares into separate series and the division of series into separate classes of shares without shareholder approval. Pursuant to this authority, the Board established and designated two series of shares, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund series of shares, and further divided each such series into two classes of shares. The All Cap Value Fund offers Adviser Class shares and Class C shares and the Strategic Opportunities Fund offers Class A shares and Class C shares.

     When issued, all shares will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights, except that shares of each Fund shall have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund shall have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Class. On matters relating to the Trust but affecting the Funds differently, separate votes by the Funds or Classes are required. Shares can be issued as full or fractional shares. A fractional share has proportionally the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. Each share may be freely retained or disposed of according to the purchase and redemption requirements of the Funds.

     The assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a series, shall be allocated and charged by the officers of the Trust to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series in absence of manifest error. Notwithstanding the foregoing, shares of separate classes of a particular series may be subject to differing allocations of income to reflect different expense levels that affect the individual class. Such varying expenses can include distribution or transfer agent expenses, but not investment management fees.

     The Trustees have full discretion to determine which items shall be treated as income and which items as capital in dividend or distribution payments.

38

PURCHASE OF SHARES


     The shares of the Funds are continuously offered by the Distributor. Orders will not be considered complete until a completed account application form and proper payment is received by USBFS and accepted by the Distributor. Once the completed account application and payment are received and accepted, orders will be confirmed at the next determined net asset value for the particular Fund and Class (based upon valuation procedures described in the Prospectus), plus any applicable sales load, as of the close of business of the business day on which the completed order is received and accepted. Completed orders accepted by a Fund after the close of the business day will receive the next net asset value calculated. Presented below is the computation of the offering price for each class of shares of each Fund as of June 30, 2009, using the following formula: (Total Assets – Total Liabilities)/Outstanding Shares = Offering Price (plus the applicable Sales Charge).


All Cap Value Fund


Adviser Class shares: ($60,248,181 – $689,050) / 6,233,054 shares = $9.56 per share
Class C Shares: ($484,063,515 - $5,536,167) / 55,478,280 shares = $8.63 per share


Strategic Opportunities Fund


Class A shares: ($5,217,073– $27,301) / 733,516 shares = $7.08 per share
Class C Shares: ($5,976,241 - $31,273) / 853,922 shares = $6.96 per share


39

Purchases by Transferring Other Securities

If a Fund agrees, you may be permitted to purchase Fund shares by transferring securities to a
Fund, subject to applicable sales charges. The securities must:

· meet the Fund’s investment objectives and policies;

· be acquired by the Fund for investment purposes;

· be liquid securities which are not restricted as to transfer either by law or liquidity of market;

· have a value which is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock
Exchange, or NASDAQ; and

· at the discretion of the Fund, the value of the security (except U.S. Government securities)
being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to a Fund will be valued according to the same procedures used to determine the Fund’s net asset value. All dividends, interests, subscription, or other rights pertaining to the securities will become the property of the Fund and must be delivered to the
Fund by the investor upon receipt from the issuer. An investor who is permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investor’s basis in the securities.

Additional Information Regarding Purchases through Letter of Intent

     To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account if necessary to cover the additional sales charge, the proceeds of which will be paid to the investor's financial adviser and the Distributor, as applicable, in accordance with the Prospectus.

ANTI-MONEY LAUNDERING PROGRAM

     The Funds have established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

40

     Procedures to implement the AML Program include, but are not limited to, delegating responsibilities to the Funds’ service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and engage in a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity opening a new account whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

     Under normal circumstances investors may redeem shares at any time, subject to any applicable CDSC. Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the first net asset value per share determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

     Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law. However, the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days for the following reasons:

     (1) for any period during which the New York Stock Exchange (the “NYSE”) is closed, or trading on the NYSE is restricted by the SEC;

     (2) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or

     (3) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

     Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed, less any applicable CDSC, may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem their shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Pricing of Fund Shares” in the Prospectus.

     In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of a Fund’s portfolio. When a shareholder has requested redemption of all or a part

41

of the shareholder’s investment, and when a Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption. However, the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

     To qualify for a refund of your CDSC if you repurchase Class C shares within 45 days of a redemption, you must satisfy the following conditions:

     (1) You must reinvest the entire amount of your redemption proceeds in Class C shares of the same Fund or a different Fund; and

     (2) The repurchase of shares must occur within the same account as the redemption or into an identically registered account in another Class C Fund.

     In addition, the repurchase of Fund shares will be considered a new purchase and will begin a new CDSC holding period as of the date of such repurchase. You will receive the number of Class C shares equal in value to the amount of the CDSC charged to you upon redemption.

DISTRIBUTIONS

Distributions of Net Investment Income

     The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. The Funds calculate income dividends and capital gain distributions the same way for each Class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the Classes. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading “Qualified Dividend Income for Individuals.” Any undistributed net investment income earned by a Fund generally will be distributed once each year in order to reduce or eliminate federal excise or income taxes on the Fund.

Distributions of Capital Gain

     A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more

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frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital

     If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities

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     Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

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     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Tax Character of Distributions

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     The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further

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designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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TAXATION

Election to be Taxed as a Regulated Investment Company

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     Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to an entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and the shareholders of the Fund would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as qualified dividend income to the extent of such Fund’s earnings and profits.

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     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income, and distribution specific requirements, including:

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     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements

     As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

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     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., July 1).

Redemption of Fund Shares

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     Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

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     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

      In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge); and

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  You sell some or all of your original shares within 90 days of their purchase; and
  You reinvest the sales proceeds in the Fund or in another fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

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     Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

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U.S. Government Obligations

     Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals

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     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

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     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

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     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as

46

investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax adviser.

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     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

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     This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

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Dividends-Received Deduction for Corporations

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     For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

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     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

     The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

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     Derivatives. Each Fund is permitted to invest in certain options and futures contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any

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unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31, and to realize and distribute any resulting income and gains.

     Short sales. The All Cap Value Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

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     Tax straddles. A Fund’s investment in options and futures contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

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     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

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     Investment in taxable mortgage pools (excess inclusion income). The Funds may invest in U.S. Real Estate Investment Trusts (“U.S.-REIT”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified

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organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

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     These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy. Shareholders should consult their tax advisers about the potential tax consequences of a Fund’s receipt and distribution of excess inclusion income.

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     Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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     Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number;
  certify that this number is correct;
  certify that you are not subject to backup withholding; and
  certify that you are a U.S. person (including a U.S. resident alien).

    Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

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     Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of

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49

your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

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     Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

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     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

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     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

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     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

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     The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (“RIC”) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

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  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
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     These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

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     Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien

51

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has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

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     U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

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     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

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Effect of Future Legislation; Local Tax Considerations.

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     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

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The discussion of “Distributions” and “Taxation” is not intended or written to be used as tax advice and does not purport to deal with all federal, state or local tax consequences applicable to all categories of investors, some of which may be subject to special rules. You

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should consult your own tax adviser regarding your particular circumstances before making an investment in a Fund.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

     The Trust’s independent registered public accounting firm, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and the Funds’ federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Code of Ethics

     The Trust and OCM, in its role as the Funds’ investment manager and distributor, have adopted a Code of Ethics for certain access persons of the Trust and OCM, which includes the Trustees and certain officers and employees of the Trust and OCM. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Funds and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons may invest in securities, including securities that may be purchased or held by the Funds, but they are prohibited from knowingly buying or selling securities that are being purchased, sold or considered for purchase or sale by the Funds. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund’s investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

Proxy Voting Policies

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     The Board of Trustees of the Trust, on behalf of the Funds, has delegated all proxy voting responsibilities related to the portfolio securities held by the Funds to OCM. OCM has adopted proxy voting policies and procedures and understands its obligation to monitor corporate events and ensure that the proxies are voted in the best interests of its clients.


     OCM has entered into an agreement with Institutional Shareholder Services, Inc. (now known as RiskMetrics Group ISS Governance Services) (“RMG”), a Delaware corporation, in order to vote proxies for which OCM is responsible. Pursuant to this agreement, a RMG account manager will exercise his or her authority and responsibility to execute proxy ballots on behalf of OCM and the Funds. RMG will vote such proxies in accordance with RMG’s proprietary research and its proxy voting guidelines which are reviewed and approved at least annually by OCM. Notwithstanding the contractual delegation to RMG, OCM will continue to monitor the proxy voting. If OCM disagrees with a proxy voting recommendation made by RMG, OCM maintains the right to override RMG’s recommendation and instruct RMG to vote (which could include voting “abstain” or withholding a vote completely) the proxy based on OCM’s determination.


53


     OCM does not anticipate conflicts of interest with respect to proxy voting. In addition, OCM anticipates that it will generally follow the recommendations of RMG, thus further reducing the likelihood of potential conflicts of interest. If OCM elects to override a recommendation from RMG, OCM will determine whether such override presents a potential conflict of interest. If OCM determines that a conflict of interest is present, then OCM may: (i) vote the proxy in accordance with the RMG recommendation; (ii) follow its internal procedures for resolving proxy conflicts of interest; or (iii) engage an independent third party to perform the proxy analysis and issue a recommendation on how to vote. In accordance with its procedures, OCM will: (i) prepare a conflict of interest memo detailing the potential issues and/or conflicts of interest; (ii) assemble the OCM research staff and management to review the memo and make a voting recommendation; (iii) make a decision on how to vote the proxy based on all available information and in the best interest of the advisory client; and (iv) maintain written documentation detailing the proxy voting decision with respect to each proxy for which OCM determines there is a potential conflict of interest. In addition, OCM may elect to disclose the potential conflict of interest to the Funds. Once the decision is made, RMG will vote the proxy via the RMG system based on OCM’s or the independent third party’s decision.


     OCM will report to the Board of Trustees of the Trust, on not less than an annual basis. OCM will inform the Trustees regarding any conflicts of interest that arise from proxy votes and how such conflicts were resolved. See Appendix A to this SAI for a summary of RMG’s voting policies.


     OCM’s proxy voting record for the Funds for annual periods ending June 30 each year will be available to shareholders. The proxy voting record is available, without charge, upon request by calling, toll-free, 1-800-799-2113 and on the SEC website at http://www.sec.gov. OCM will deliver this information via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

FINANCIAL STATEMENTS


     The financial statements and financial highlights for each Fund for the fiscal year ended June 30, 2009, which appear in the Funds’ Annual Report to Shareholders and the report thereon by Ernst & Young LLP, each Fund’s independent registered public accounting firm, also appearing therein, are incorporated by reference into this SAI. The Annual and Semi-Annual Reports may be obtained, without charge, by writing or calling the Funds’ Distributor at the address or number listed on the cover page of this SAI.


54

APPENDIX A


2009 PROXY VOTING GUIDELINES SUMMARY


RiskMetrics Group ISS Governance Services

1. Operational Items Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.


Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."


Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:

  The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;
  Motivation and rationale for establishing the agreements;
  Quality of disclosure; and
  Historical practices in the audit area.

WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.


Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

  An auditor has a financial interest in or association with the company, and is therefore not independent;
  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
  Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
  Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:


· Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees


A-1

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.


In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.


Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

  The tenure of the audit firm;
  The length of rotation specified in the proposal;
  Any significant audit-related issues at the company;
  The number of Audit Committee meetings held each year;
  The number of financial experts serving on the committee; and
  Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Change Company Name Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.


2. Board of Directors:


Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD1 from individual directors who:

1	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

A-2

  Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict; - Pattern of absenteeism; and - Other extraordinary circumstances underlying the director’s absence;

  Sit on more than six public company boards;
  Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
  The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
  The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
  At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
  The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;
  The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
  The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
  The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

  The non-audit fees paid to the auditor are excessive;

A-3

  The company receives an adverse opinion on the company’s financial statements from its auditor; or
  There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.


Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.


Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

  There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
  The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
  The company fails to submit one-time transfers of stock options to a shareholder vote;
  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
  The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.


Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

RMG Classification of Directors – 2009 Inside Director (I)

  Employee of the company or one of its affiliates1 ;
  Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);
  Listed as a Section 16 officer2 ;
  Current interim CEO;
  Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

Affiliated Outside Director (AO)

  Board attestation that an outside director is not independent;
  Former CEO of the company3,4 ;
  Former CEO of an acquired company within the past five years4;
  Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made;5
  Former executive2 of the company, an affiliate or an acquired firm within the past five years;
  Executive2 of a former parent or predecessor firm at the time the company was sold or split off from the

A-4

  parent/predecessor within the past five years;
  Executive2 , former executive, general or limited partner of a joint venture or partnership with the company;
  Relative6 of a current Section 16 officer of company or its affiliates;
  Relative6 of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);
  Relative6 of former Section 16 officer, of company or its affiliate within the last five years;
  Currently provides (or a relative6 provides) professional services7 to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;
  Employed by (or a relative6 is employed by) a significant customer or supplier8 ;
  Has (or a relative6 has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement; 8
  Any material financial tie or other related party transactional relationship to the company;
  Party to a voting agreement 9 to vote in line with management on proposals being brought to shareholder vote;
  Has (or a relative6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; 10
  Founder 11 of the company but not currently an employee;
  Is (or a relative6 is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments8 from the company or its affiliates1 .

Independent Outside Director (IO)

  No material12 connection to the company other than a board seat.

Footnotes:

1 “Affiliate” includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

2 “Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides additional disclosure that the director is not receiving additional compensation for serving in that capacity, then the director will be classified as an Independent Outsider.

3 Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4 When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and if there are any other conflicting relationships or related party transactions.

5 RMG will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

6 “Relative” follows the SEC’s new definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7 Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services;

A-5

accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

8 If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

9 Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement will generally be classified as independent unless determined otherwise, taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10 Interlocks include: (a) executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or (b) executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11 The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause RMG to deem the Founder as an independent outsider.

12 For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless:

  The company has proxy access or a similar structure2 to allow shareholders to nominate directors to the company’s ballot; and
  The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

2 Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.

A-6

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.


Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e., "permissive indemnification") but that previously the company was not required to indemnify.


Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

  If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
  If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Establishment of Board Committees Shareholder Proposals

Generally vote AGAINST shareholder proposals to establish a new standing board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

  Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
  Level of disclosure regarding the issue for which board oversight is sought;
  Company performance related to the issue for which board oversight is sought;
  Board committee structure compared to that of other companies in its industry sector; and/or
  The scope and structure of the proposal.

Establishment of Board Policy on Shareholder Engagement

Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

  Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
  Effectively disclosed information with respect to this structure to its shareholders;
  Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
  The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

A-7

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)


Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:


The company maintains the following counterbalancing governance structure:

  Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

- serves as liaison between the chairman and the independent directors;

- approves information sent to the board;

- approves meeting agendas for the board;

- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

- has the authority to call meetings of the independent directors;

- if requested by major shareholders, ensures that he is available for consultation and direct communication;

  Two-thirds independent board;
  All independent key committees;
  Established governance guidelines;
  A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;
  The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

- Egregious compensation practices;

- Multiple related-party transactions or other issues putting director independence at risk;

- Corporate and/or management scandals;

- Excessive problematic corporate governance provisions; or

- Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

A-8

Majority of Independent Directors/Establishment of Committees


Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Classification of Directors.)


Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

  The ownership threshold proposed in the resolution;
  The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

Performance/Governance Evaluation for Directors

  Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

  a classified board structure;
  a supermajority vote requirement;
  majority vote standard for director elections with no carve out for contested elections;
  the inability for shareholders to call special meetings;
  the inability for shareholders to act by written consent;
  a dual-class structure; and/or
  a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

A-9

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. In issuing vote recommendations, consider arguments submitted by shareholders and other publicly-available information.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;
  Management’s track record;
  Background to the proxy contest;
  Qualifications of director nominees (both slates);
  Strategic plan of dissident slate and quality of critique against management;
  Likelihood that the proposed goals and objectives can be achieved (both slates);
  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

  The election of fewer than 50% of the directors to be elected is contested in the election;
  One or more of the dissident’s candidates is elected;
  Shareholders are not permitted to cumulate their votes for directors; and
  The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

A-10

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations


Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.


To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.


In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.


Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or
  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20% trigger, flip-in or flip-over;
  A term of no more than three years;
  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.


For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

  the trigger (NOL pills generally have a trigger slightly below 5%);
  the value of the NOLs;

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
  the term;
  shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
  other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
  Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

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  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

  Purchase price;
  Fairness opinion;
  Financial and strategic benefits;
  How the deal was negotiated;
  Conflicts of interest;
  Other alternatives for the business;
  Non-completion risk.

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

  Impact on the balance sheet/working capital;
  Potential elimination of diseconomies;
  Anticipated financial and operating benefits;
  Anticipated use of funds;
  Value received for the asset;
  Fairness opinion;
  How the deal was negotiated;
  Conflicts of interest.

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

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Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged
Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

  Dilution to existing shareholders' position;
  Terms of the offer;
  Financial issues;
  Management's efforts to pursue other alternatives;
  Control issues;
  Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

  The reasons for the change;
  Any financial or tax benefits;
  Regulatory benefits;
  Increases in capital structure;
  Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

  Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);
  Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs) Vote CASE-BY-CASE on going private transactions, taking into account the following:

  Offer price/premium;
  Fairness opinion;
  How the deal was negotiated;
  Conflicts of interest;
  Other alternatives/offers considered; and
  Non-completion risk.

Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:

  Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
  Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

- Are all shareholders able to participate in the transaction?

- Will there be a liquid market for remaining shareholders following the transaction?

- Does the company have strong corporate governance?

- Will insiders reap the gains of control following the proposed transaction?

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         - Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

  Percentage of assets/business contributed;
  Percentage ownership;
  Financial and strategic benefits;
  Governance structure;
  Conflicts of interest;
  Other alternatives;
  Noncompletion risk.

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

  Management’s efforts to pursue other alternatives;
  Appraisal value of assets; and
  The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under “Mergers and Corporate Restructurings: Overall Approach.”

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:

1. Dilution to existing shareholders' position.

- The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.

2. Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.

- The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

- When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.

3. Financial issues include but are not limited to examining the following:

- company's financial situation;

- degree of need for capital;

- use of proceeds;

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- effect of the financing on the company's cost of capital;

- current and proposed cash burn rate; and

- going concern viability and the state of the capital and credit markets.

4. Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives.
A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5. Control issues:

- change in management;

- change in control,

- guaranteed board and committee seats;

- standstill provisions;

- voting agreements;

- veto power over certain corporate actions.

Minority versus majority ownership and corresponding minority discount or majority control premium

6. Conflicts of interest

- Conflicts of interest should be viewed from the perspective of the company and the investor.

- Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?

7. Market reaction

- The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Special Purpose Acquisition Corporations (SPACs)

Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:

  Valuation – Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
  Market reaction – How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
  Deal timing – A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
  Negotiations and process – What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

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
  Conflicts of interest – How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
  Voting agreements – Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?
  Governance – What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Spinoffs Vote CASE-BY-CASE on spin-offs, considering:

  Tax and regulatory advantages;
  Planned use of the sale proceeds;
  Valuation of spinoff;
  Fairness opinion;
  Benefits to the parent company;
  Conflicts of interest;
  Managerial incentives;
  Corporate governance changes;
  Changes in the capital structure.


Value Maximization Shareholder Proposals


Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

  Prolonged poor performance with no turnaround in sight;
  Signs of entrenched board and management;
  Strategic plan in place for improving value;
  Likelihood of receiving reasonable value in a sale or dissolution; and
  Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

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Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions


Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.


Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions


Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.


Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.


Greenmail


Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals


Management or shareholder proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:


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
  Reasons for reincorporation;
  Comparison of company's governance practices and provisions prior to and following the reincorporation; and
  Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization


Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

  Specific reasons/ rationale for the proposed increase;
  The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
  The board’s governance structure and practices; and
  Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;
  It is not designed to preserve the voting power of an insider or significant shareholder.

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Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock


Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

  Specific reasons/ rationale for the proposed increase;
  The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
  The board’s governance structure and practices; and
  Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).


Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).


Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.


Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.


Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

  More simplified capital structure;
  Enhanced liquidity;
  Fairness of conversion terms;
  Impact on voting power and dividends;
  Reasons for the reclassification;
  Conflicts of interest; and
  Other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

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Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends


Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.


Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

  Adverse governance changes;
  Excessive increases in authorized capital stock;
  Unfair method of distribution;
  Diminution of voting rights;
  Adverse conversion features;
  Negative impact on stock option plans; and
  Alternatives such as spin-off.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  The total cost of the company’s equity plans is unreasonable;
  The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
  The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;
  The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
  The plan is a vehicle for poor pay practices.

Each of these factors is described below: Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT

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is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.


For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value calculation. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads. Also, for those specified time periods, RMG will use the 90-day average stock price at the quarterly data download, and intends to revert to the 200-day average stock price for the Dec 1, 2009 and subsequent quarterly data downloads.


Repricing Provisions


Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.


Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Pay-for-Performance Disconnect


Generally, vote AGAINST plans and/or WITHHOLD votes from the Compensation Committee members if:

  There is a pay for performance disconnect between the CEO’s pay and company’s stock performance;
  The main source of the pay increase (over half) is equity-based; and
  The CEO is a participant of the equity proposal.

A pay for performance disconnect is defined as an increase in CEO’s total compensation and the company’s one-year and three-year total shareholder returns are in the bottom half of its industry group (i.e., four-digit GICS - Global Industry Classification Group). CEO total compensation is defined as the sum of base salary, bonus, non-equity incentives, grant date full value of stock awards and options, target value of performance shares/units, change in pension value and nonqualified deferred compensation earnings, and all other compensation.


The pay for performance policy first identifies companies that are in the bottom half of each four-digit GICS coupled with an increase in total direct compensation for the CEO. Examine the Compensation Discussion & Analysis (“CD&A”) to understand the source of increase. Is the increase attributed to performance-based compensation such as performance-based stock awards with pre-established performance measures or time-based restricted stock? The CD&A should provide enlightening and meaningful disclosure with respect to the committee decisions on executive pay and the underlying rationale for increases in pay despite poor stock performance. Newly appointed CEOs that have not been with the company for the past two complete fiscal years are exempted from the policy. Please note that this is a case-by-case analysis that requires detailed examination of the company’s CD&A.


To potentially mitigate the withhold vote recommendations, consider whether a company evidenced a commitment to pay for performance principles by (1) stating that the compensation committee has reviewed all components of CEO compensation, (2) providing a tally sheet under various termination scenarios, (3) disclosing performance measures and goals for all performance-based compensation, (4) committing to grant at least 50 percent of equity awards where the grant or vesting is tied to pre-established performance conditions, and (6) committing that the compensation committee has the sole authority to hire or fire compensation consultants. To provide complete transparency to shareholders, the commitment must be publicly disclosed.


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On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

  The compensation committee has reviewed all components of the CEO’s compensation, including the following:

- Base salary, bonus, long-term incentives;

- Accumulative realized and unrealized stock option and restricted stock gains;

- Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

- Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program;

- Actual projected payment obligations under the company’s supplemental executive retirement plan
(SERPs).

  A tally sheet with all the above components should be disclosed for the following termination scenarios:

- Payment if termination occurs within 12 months: $_____;

- Payment if “not for cause” termination occurs within 12 months: $_____;

- Payment if “change of control” termination occurs within 12 months: $_____.

  The compensation committee is committed to providing additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet RMG’s requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

  The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options3 or performance-accelerated grants.4 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

  The compensation committee has the sole authority to hire and fire outside compensationconsultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.

3 Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.

4 Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

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Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over 2 percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

The annual burn rate is calculated as follows:

Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.


For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value transfer and burn rate polices. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads.


Burn Rate Table for 2009


		Russell 3000			Non-Russell 3000
			Standard			Standard
GICS	Description	Mean	Deviation	Mean+STDEV	Mean Deviation Mean+STDEV
1010	Energy	1.75%	1.35%	3.09%	2.41%	2.75%	5.15%
1510	Materials	1.22%	0.91%	2.14%	2.17%	1.63%	3.80%
2010	Capital Goods	1.69%	1.83%	3.52%	2.71%	2.44%	5.15%
2020	Commercial Services & Supplies	2.21%	1.79%	4.01%	2.50%	2.19%	4.69%
2030	Transportation	1.82%	1.36%	3.18%	1.86%	1.59%	3.45%
2510	Automobiles & Components	1.86%	1.19%	3.05%	1.86%	1.19%	3.05%
2520	Consumer Durables & Apparel	2.06	1.38%	3.44%	2.33%	2.46%	4.79%
2530	Consumer Services	2.11%	1.21%	3.32%	2.75%	2.39%	5.14%
2540	Media	1.87%	1.38%	3.25%	3.16%	2.98%	6.13%
2550	Retailing	1.84%	1.27%	3.12%	2.79%	1.83%	4.62%
3010, 3020,
3030	Consumer Staples	1.77%	1.35%	3.12%	2.39%	2.06%	4.45%
3510	Health Care Equipment & Services	2.72%	1.67%	4.39%	3.63%	3.01%	6.64%
3520	Pharmaceuticals & Biotechnology	3.40%	2.36%	5.76%	4.98%	4.49%	9.46%
4010	Banks	1.20%	0.97%	2.18%	1.40%	1.50%	2.89%
4020	Diversified Financials	2.94%	2.62%	5.56%	5.12%	5.93%	11.05%
4030	Insurance	1.23%	0.98%	2.22%	2.49%	2.22%	4.71%
4040	Real Estate	1.07%	0.99%	2.05%	1.33%	1.52%	2.85%
4510	Software & Services	4.05%	2.72%	6.76%	5.57%	4.56%	10.12%
4520	Technology Hardware & Equipment	3.24%	2.29%	5.52%	3.54%	2.76%	6.30%
4530	Semiconductors & Semiconductor Equipment	3.69%	2.02%	5.72%	4.95%	2.84%	7.79%
5010	Telecommunication Services	2.16%	1.57%	3.74%	2.92%	3.00%	5.92%
5510	Utilities	0.81%	0.83%	1.64%	0.87%	1.00%	1.86%

For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:


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Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Liberal Definition of Change-in-Control

Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.


The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

  Egregious employment contracts:

- Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

  Excessive perks/tax reimbursements:

- Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances;

- Reimbursement of income taxes on executive perquisites or other payments;

- Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

  Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

- Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

  Egregious pension/SERP (supplemental executive retirement plan) payouts:

- Inclusion of additional years of service not worked that result in significant payouts;

- Inclusion of performance-based equity awards in the pension calculation;

  New CEO with overly generous new hire package:

- Excessive “make whole” provisions; - Any of the poor pay practices listed in this policy;

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
  Excessive severance and/or change in control provisions:

- Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

- Payments upon an executive's termination in connection with performance failure;

- Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

- New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

- Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

- New or materially amended employment or severance agreements that provide for an excise tax gross-up.
Modified gross-ups would be treated in the same manner as full gross-ups;

- Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

  Dividends or dividend equivalents paid on unvested performance shares or units;
  Poor disclosure practices:

- Unclear explanation of how the CEO is involved in the pay setting process;

- Retrospective performance targets and methodology not discussed;

- Methodology for benchmarking practices and/or peer group not disclosed and explained;

  Internal Pay Disparity:

  - Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
  Options backdating (covered in a separate policy);
  Other excessive compensation payouts or poor pay practices at the company.

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

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

Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.



Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:

  Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.
  Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company's overhang. Specifically, the following disclosure would be required:

- The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

- The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

- The general vesting provisions of option grants; and

- The distribution of outstanding option grants with respect to the named executive officers;

  Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company's three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and
  Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

Other Compensation Proposals and Policies

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices. The following principles and factors should be considered:

1. The following five global principles apply to all markets:

  Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among

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  other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
  Avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
  Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
  Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
  Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

2. For U.S. companies, vote CASE-BY-CASE considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

  Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
  Evaluation of peer groups used to set target pay or award opportunities;
  Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
  Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

  Balance of fixed versus performance-driven pay;
  Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

  Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);
  Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

  Director stock ownership guidelines with a minimum of three times the annual cash retainer.
  Vesting schedule or mandatory holding/deferral period:

- A minimum vesting of three years for stock options or restricted stock; or - Deferred stock payable at the end of a three-year deferral period.

  Mix between cash and equity:

- A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

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

- If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

  No retirement/benefits and perquisites provided to non-employee directors; and
  Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non- employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value;
  Offering period is 27 months or less; and
  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

  Purchase price is less than 85 percent of fair market value; or
  Offering period is greater than 27 months; or
  The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
  No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.


Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.


Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.


Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.


Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

  Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
  Length of time of options backdating;
  Size of restatement due to options backdating;
  Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
  Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

  Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the- money” over the near term;
  Rationale for the re-pricing--was the stock price decline beyond management's control?
  Is this a value-for-value exchange?
  Are surrendered stock options added back to the plan reserve?
  Option vesting--does the new option vest immediately or is there a black-out period?
  Term of the option--the term should remain the same as that of the replaced option;
  Exercise price--should be set at fair market or a premium to market;
  Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.


In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a

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recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

  Executive officers and non-employee directors are excluded from participating;
  Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
  There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.


Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

  Eligibility;
  Vesting;
  Bid-price;
  Term of options;
  Cost of the program and impact of the TSOs on company’s total option expense
  Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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

Shareholder Proposals on Compensation


Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Bailout Bill/Executive Compensation Resolutions

Vote on a CASE-BY-CASE on shareholder proposals that call for the imposition of compensation limits at companies that are participating in the Capital Purchase Program established under the Troubled Asset Relief Program (TARP). Limits under the proposal include an emphasis on performance-vested equity awards, cap on bonus compensation, equity retention requirements, limits on retirement and severance benefits.

While there are components of the program RMG would not support on a stand-alone basis, we consider the proposal to be a symbolic call on companies receiving this relief to adhere to higher compensation standards, a number of which were proposed in earlier drafts of the legislation. As such, the following factors will be taken into account:

  The absence of evidence that the Compensation Committee has taken substantial steps to review practices to reflect the dramatically different circumstances of the current environment, including the optics of maintaining former practices while taking tax-payer moneys.
  Problematic pay practices, current and past, particularly those which shareholders believe may have promoted a risk- taking environment that was ultimately in the detriment of shareholders’ long-term interests.

Compensation Consultants- Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposal has the following principles:

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  Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;
  Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
  Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
  Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;
  Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

  What aspects of the company’s annual and long-term equity incentive programs are performance driven?
  If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
  Can shareholders assess the correlation between pay and performance based on the current disclosure?
  What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

  First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
  Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance- based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

  Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
  Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
  Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
  Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

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  An executive may not trade in company stock outside the 10b5-1 Plan.
  Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses


Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

  If the company has adopted a formal recoupment bonus policy;
  If the company has chronic restatement history or material financial problems; or
  If the company’s policy substantially addresses the concerns raised by the proponent.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

  The triggering mechanism should be beyond the control of management;
  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
  Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines


Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.


Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

  Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

- Rigorous stock ownership guidelines, or

- A holding period requirement coupled with a significant long-term ownership requirement, or

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

- A meaningful retention ratio,

  Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
  Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.


Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal –- related to the elimination of accelerated vesting – requires more careful consideration. The following factors will be taken into regarding this policy.

  The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.
  Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

  Whether adoption of the proposal is likely to enhance or protect shareholder value;
  Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;
  The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

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
  Whether the issues presented are more appropriately/effectively dealt with through governmental or company- specific action;
  Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
  Whether the company's analysis and voting recommendation to shareholders are persuasive;
  What other companies have done in response to the issue addressed in the proposal;
  Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
  Whether implementation of the proposal’s request would achieve the proposal’s objectives;
  Whether the subject of the proposal is best left to the discretion of the board;
  Whether the requested information is available to shareholders either from the company or from a publicly available source; and
  Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Animal Welfare

Animal Testing

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

  The company is conducting animal testing programs that are unnecessary or not required by regulation;
  The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or
  There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Welfare Policies

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

  The company has already published a set of animal welfare standards and monitors compliance;
  The company’s standards are comparable to industry peers; and
  There are no recent, significant fines or litigation related to the company’s treatment of animals.

Controlled Atmosphere Killing (CAK)

Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.


Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.


Consumer Issues Genetically Modified Ingredients


Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.


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

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

  The company's business and the proportion of it affected by the resolution;
  The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
  Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.


Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.


Consumer Lending


Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:

  Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
  Whether the company has adequately disclosed the financial risks of the lending products in question;
  Whether the company has been subject to violations of lending laws or serious lending controversies;
  Peer companies’ policies to prevent abusive lending practices.


Pharmaceutical Pricing, Access to Medicines, and Product Reimportation


Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.


Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:

  The nature of the company’s business and the potential for reputational and market risk exposure;
  The existing disclosure of relevant policies;
  Deviation from established industry norms;
  The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
  Whether the proposal focuses on specific products or geographic regions; and
  The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.


Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.


Product Safety and Toxic/Hazardous Materials


Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

  The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

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
  The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
  The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

  The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.
  Current regulations in the markets in which the company operates; and
  Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.

Tobacco


Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:

  Recent related fines, controversies, or significant litigation;
  Whether the company complies with relevant laws and regulations on the marketing of tobacco;
  Whether the company’s advertising restrictions deviate from those of industry peers;
  Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;
  Whether restrictions on marketing to youth extend to foreign countries.

Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;

  Whether the company complies with all laws and regulations;
  The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;
  The risk of any health-related liabilities.

Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Diversity

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

  The board composition is reasonably inclusive in relation to companies of similar size and business; or
  The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

  The degree of board diversity;
  Comparison with peer companies;
  Established process for improving board diversity;

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  Existence of independent nominating committee;
  Use of outside search firm;
  History of EEO violations.

Equality of Opportunity

Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

  The company publicly discloses its comprehensive equal opportunity policies and initiatives;
  The company already publicly discloses comprehensive workforce diversity data; and
  The company has no recent significant EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change and the Environment Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:

  The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
  The company’s level of disclosure is at least comparable to that of industry peers; and
  There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Concentrated Animal Feeding Operations (CAFOs)

Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:

  The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and
  The company publicly discloses company and supplier farm environmental performance data; or
  The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.

Energy Efficiency

Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:

  The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

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
  The proponent requests adoption of specific energy efficiency goals within specific timelines.

Facility and Operational Safety/Security

Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:

  The company’s compliance with applicable regulations and guidelines;
  The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,
  The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products, unless:

  The company already provides current, publicly-available information on the impacts that greenhouse gas emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
  The company’s level of disclosure is at least comparable to that of industry peers; and
  There are no significant, controversies, fines, penalties, or litigation associated with the company’s greenhouse gas emissions.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specific amounts or within a specific time frame, unless:

  The company lags behind industry standards; and,
  The company has been the subject of recent, significant violations, fines, litigation, or controversy related to greenhouse gas emissions.

Operations in Protected Areas

Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:

  Operations in the specified regions are not permitted by current laws or regulations;
  The company does not currently have operations or plans to develop operations in these protected regions; or,
  The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

  The nature of the company’s business;
  The extent that peer companies are recycling;
  The timetable prescribed by the proposal and the costs and methods of implementation;
  Whether the company has a poor environmental track record, such as violations of applicable regulations.

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Renewable Energy


Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.


Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.


General Corporate Issues Charitable Contributions

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

CSR Compensation-Related Proposals

Vote CASE-BY-CASE on proposals to report on ways of linking executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. Such resolutions should be evaluated in the context of:

  The relevance of the non-financial criteria in question to the company;
  The degree to which non-financial criteria are already included in the company’s executive compensation structure and publicly disclosed;
  The degree to which non-financial criteria are used by industry peers in setting executive compensation;
  Significant company violations or controversies associated with social and/or environmental performance or compensation practices;
  The company’s current level of disclosure regarding environmental and social performance;
  Independence of the compensation committee;

Generally vote AGAINST proposals to link executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, and predatory lending.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other employees. Such comparisons may be arbitrary in nature and/or provide information of limited value to shareholders.

Health Pandemics

Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:

  The scope of the company’s operations in the affected/relevant area(s);
  The company’s existing healthcare policies, including benefits and healthcare access; and
  Company donations to relevant healthcare providers.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

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Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

  Significant controversies, fines, or litigation surrounding a company’s public policy activities,
  The company’s current level of disclosure on lobbying strategy, and
  The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending considering:

  Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
  The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

International Issues, Labor Issues, and Human Rights

Community Social and Environmental Impact Assessments

Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

  Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
  The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
  The nature, purpose, and scope of the company’s operations in the specific region(s);
  The degree to which company policies and procedures are consistent with industry norms; and
  Scope of the resolution.

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

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Internet Privacy and Censorship

Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:

  The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;
  Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;
  The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;
  The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,
  The level of controversy or litigation related to the company’s international human rights policies and procedures.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

  The degree to which existing relevant policies and practices are disclosed;
  Whether or not existing relevant policies are consistent with internationally recognized standards;
  Whether company facilities and those of its suppliers are monitored and how;
  Company participation in fair labor organizations or other internationally recognized human rights initiatives;
  Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
  Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
  The scope of the request; and
  Deviation from industry sector peer company standards and practices.

MacBride Principles

Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:

  The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;
  Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;
  Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or
  The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.

Nuclear and Depleted Uranium Weapons


Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and


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proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in High Risk Markets

Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

  The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
  Current disclosure of applicable risk assessment(s) and risk management procedures;
  Compliance with U.S. sanctions and laws;
  Consideration of other international policies, standards, and laws; and
  Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

  Controversies surrounding operations in the relevant market(s);
  The value of the requested report to shareholders;
  The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
  The company’s existing human rights standards relative to industry peers.

Sustainability Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

  The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or
  The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

  Past performance as a closed-end fund;

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  Market in which the fund invests;
  Measures taken by the board to address the discount; and
  Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

  Past performance relative to its peers;
  Market in which fund invests;
  Measures taken by the board to address the issues;
  Past shareholder activism, board activity, and votes on related proposals;
  Strategy of the incumbents versus the dissidents;
  Independence of directors;
  Experience and skills of director candidates;
  Governance profile of the company;
  Evidence of management entrenchment.

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

  Proposed and current fee schedules;
  Fund category/investment objective;
  Performance benchmarks;
  Share price performance as compared with peers;
  Resulting fees relative to peers;
  Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

  Stated specific financing purpose;
  Possible dilution for common shares;
  Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

  Potential competitiveness;
  Regulatory developments;

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  Current and potential returns; and
  Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

  The fund's target investments;
  The reasons given by the fund for the change; and
  The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

  Political/economic changes in the target market;
  Consolidation in the target market; and
  Current asset composition.

Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

  Potential competitiveness;
  Current and potential returns;
  Risk of concentration;
  Consolidation in target industry.

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

  Strategies employed to salvage the company;
  The fund’s past performance;
  The terms of the liquidation.

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

  The degree of change implied by the proposal;
  The efficiencies that could result;

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
  The state of incorporation;
  Regulatory standards and implications.

Vote AGAINST any of the following changes:

  Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
  Removal of shareholder approval requirement for amendments to the new declaration of trust;
  Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
  Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
  Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
  Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

  Regulations of both states;
  Required fundamental policies of both states;
  The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

  Fees charged to comparably sized funds with similar objectives;
  The proposed distributor’s reputation and past performance;
  The competitiveness of the fund in the industry;
  The terms of the agreement.

Master-Feeder Structure Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

  Resulting fee structure;
  Performance of both funds;
  Continuity of management personnel;

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
  Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

  Performance of the fund’s Net Asset Value (NAV);
  The fund’s history of shareholder relations;
  The performance of other funds under the advisor’s management.

A-48

THE OLSTEIN FUNDS PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Governing Documents.

(1) Registrant’s Agreement and Declaration of Trust effective
March 31, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s
Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(2) Officer’s Certificate Evidencing Establishment and Designation of
initial Class of shares of the Olstein Financial Alert Fund as Class
C Shares and a Second Class as Adviser Class shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(3) Officer’s Certificate Evidencing Establishment and Designation of
the Strategic Opportunities Fund and Class A shares and Class C
Shares thereof and Changing Name of Olstein Financial Alert
Fund to Olstein All Cap Value Fund.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(4) Registrant’s Certificate of Trust dated March 31, 1995 as filed in
Delaware on April 3, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 10/11 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: December 28, 2000

(b)	Registrant’s Amended By-laws.

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A. Filing Date: March 29, 1996

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and
Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II “Meetings of Shareholders”, Article VI,
“Indemnification and Insurance,” and Article VII, Section 6 “Registered
Shareholders” of the Registrant’s By-laws.

(d)	Investment Management Agreements.

(1) Investment Management Agreement between Registrant, on behalf of The Olstein All Cap Value Fund (formerly, The Olstein
Financial Alert Fund), and Olstein & Associates, L.P. dated
August 18, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s
Registration Statement on Form N-1A.
Filing Date: March 29, 1996

 (A) Form of Amendment Number 1 to the Investment Management
Agreement between Registrant, on behalf of the Olstein All Cap
Value Fund, and Olstein Capital Management, L.P., dated
September 9, 2009 and effective October 31, 2009, is
electronically filed herewith as Exhibit Ex.99-d.1.A.

(2) Investment Management Agreement between Registrant, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital
Management, L.P. dated October 27, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(3) Expense Limitation Agreement between Registrant, on behalf of
The Olstein Strategic Opportunities Fund, and Olstein Capital
Management L.P. dated as of October 27, 2007.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(e)	Underwriting Contracts.

(1) Amended and Restated Distribution Agreement between the Registrant and Olstein Capital Management, L.P. dated August 18, 1995 and amended and restated July 29, 1998, September 29, 2004 and subsequently amended and restated effective October 1, 2007.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(2) (A) Mutual Fund Dealer Agreement between Olstein &
Associates, L.P. and Smith Barney Inc. dated September
21, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to
Registrant’s Registration Statement on Form
N-1A.
Filing Date: March 29, 1996

(3) Form of Selling Dealer Agreement between Olstein Associates LP and Selected Dealers.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 18/19 to
Registrant’s Registration Statement on Form
N-1A.
Filing Date: June 9, 2006

(4) Form of Addendum to the form of Selling Dealer Agreement between Olstein Capital Management, LP and Selected Dealers.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form
N-1A.
Filing Date: October 26, 2007

(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)	Custodian Agreements.

(1) (A) Custodian Servicing Agreement between the Registrant and
Firstar Bank Milwaukee, N.A. dated as of February 2,
1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: March 3, 1998

(B) Form of Addendum to Custodian Servicing Agreement
between the Registrant and Firstar Bank Milwaukee, N.A.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 6/7 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: November 2, 1998

(C) Amendment effective January 1, 2002 to the Custodian
Servicing Agreement reflecting the Custodian’s name
change to U.S. Bank, N.A.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: December 30, 2002

(D) Amendment to Custodian Services Agreement between
Registrant and U.S. Bank, N.A. dated May 24, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(E) Amendment to Custodian Services Agreement between
Registrant and U.S. Bank, N.A. dated October 25, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(2) (A) Special Custody Account Agreement between the
Registrant, Firstar Trust Company and Bear, Stearns
Securities Corp. dated February 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(B) Form of Addendum to Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp. Incorporated herein by reference to:

4

Filing: Post-Effective Amendment No. 6/7 to
          Registrant’s Registration Statement on
          Form N-1A.
Filing Date: November 2, 1998

(h)	Other Material Contracts.

(1) (A) Fund Administration Servicing Agreement between the
Registrant and Firstar Mutual Fund Services, LLC dated
February 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: March 3, 1998

(B) Addendum to Fund Administration Servicing Agreement
between the Registrant and Firstar Mutual Fund Services,
LLC dated October 14, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(C) Amendment effective January 1, 2002 to the Fund
Administration Servicing Agreement reflecting the
Administrator’s name change to U.S. Bancorp Fund
Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: December 30, 2002

(D) Amendment to the Fund Administration Servicing
Agreement between the Registrant and U.S. Bancorp Fund
Services, LLC dated October 25, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(E) Addendum to the Fund Administration Servicing
Agreement between the Registrant and U.S. Bancorp Fund
Services, LLC dated October 31, 2006.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(F) CCO Support Fees Agreement between the Registrant and
U.S. Bancorp Fund Services, LLC dated November 8,
2007.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 23/24 to
Registrant’s Registration Statement on
Form N-1A
Filing Date: October 27, 2008

(2) (A) Amended and Restated Fund Accounting Servicing
Agreement between the Registrant and U.S. Bancorp Fund
Services, LLC originally dated February 2, 1998 as
amended and restated as of May 24, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(B) Amendment to the Amended and Restated Fund
Accounting Servicing Agreement between the Registrant
and U.S. Bancorp Fund Services, LLC dated October 25,
2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(3) (A) Transfer Agent Servicing Agreement between the
Registrant and Firstar Mutual Fund Services, LLC dated
March 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: March 3, 1998

(B) Amendment effective January 1, 2002 to the Transfer
Agent Servicing Agreement reflecting the transfer agent’s
name change to U.S. Bancorp Fund Services, LLC.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: December 30, 2002

(C) Amendment to the Transfer Agent Servicing Agreement
between the Registrant and U.S. Bancorp Fund Services,
LLC (formerly, Firstar Mutual Fund Services, LLC) dated
April 24, 2002.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(D) Addendum to the Transfer Agent Servicing Agreement
between the Registrant and U.S. Bancorp Fund Services,
LLC dated July 24, 2002.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(E) Amendment to the Transfer Agent Servicing Agreement
between the Registrant and U.S. Bancorp Fund Services,
LLC dated October 25, 2006.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(i)	Legal Opinion.

(1) Legal Opinion dated October 26, 2007 with respect to shares of the
Olstein All Cap Value Fund and Olstein Strategic Opportunities
Fund.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on
Form N-1A.
Filing Date: October 26, 2007

(j)	Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm
electronically filed herewith as Exhibit Ex.-99.j.1.

(2) Trustees Power of Attorney.

Incorporated herein by reference to:
Filing: Post Effective Amendment No. 1/2 to Registrant’s
Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(k)	Omitted Financial Statements. Not Applicable.
(l)	Letter of Understanding Relating to Initial Capital.

(1) Investment Letter dated July 12, 1995 with respect to shares of the
Olstein All Cap Value Fund (formerly, The Olstein Financial Alert
Fund).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s
Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(m)	Rule 12b-1 Plan.

(1) Distribution and Shareholder Servicing Plan Pursuant to Rule
12b-1 under the Investment Company Act of 1940 for the Olstein
All Cap Value Fund (formerly, The Olstein Financial Alert Fund)
Class C shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(2) Distribution and Shareholder Servicing Plan Pursuant to Rule
12b-1 under the Investment Company Act of 1940 for the Olstein
All Cap Value Fund (formerly, The Olstein Financial Alert Fund)
Adviser Class shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(3) Distribution and Shareholder Servicing Plan Pursuant to
Rule 12b-1 under the Investment Company Act of 1940 for the
Olstein Strategic Opportunities Fund Class A shares.
Incorporated herein by reference to:

8

Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(4) Distribution and Shareholder Servicing Plan Pursuant to Rule
12b-1 under the Investment Company Act of 1940 for the Olstein
Strategic Opportunities Fund Class C shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 22/23 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 26, 2007

(n)	Form of Amended and Restated Multiple Class Plan of the Registrant.

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 18/19 to Registrant’s Registration Statement on Form N-1A. Filing Date: June 9, 2006

(p)	Code of Ethics.

(1) Joint Code of Ethics of Registrant and Olstein Capital
Management, L.P. dated September 3, 2008.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 23/24 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: October 27, 2008

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE REGISTRANT

None.

ITEM 25.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act and the Registrant’s
Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the
By-Laws.

Subject to the standards and restrictions set forth in the Declaration of Trust, the
Delaware Statutory Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner or other person from and against any claims and demands whatsoever. Section
3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office. Further, no indemnification shall be made:

(a)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity;

(b)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person’s duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine;
however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)	Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or
Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Fund are entitled and empowered under the
Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the
Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Pursuant to the terms of the Amended and Restated Distribution Agreement incorporated herein by reference as Exhibit Ex. 99-e.1, the Registrant will indemnify the
Registrant’s Distributor, its employees, general partner and the general partner’s directors and officers against certain losses, liability claims, damages and expenses except in the case of their willful misfeasance, bad faith, ordinary negligence or reckless disregard of their obligation and duties.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
MANAGER

In addition to acting as the investment manager and principal underwriter for the
Fund, Olstein Capital Management, L.P. (“OCM”) provides brokerage services and related investment advice to institutional investors.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer or general partner of OCM is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to OCM’s Form ADV (File #801-49252)
currently on file with the U.S. Securities and Exchange Commission as required by the
Investment Advisers Act of 1940, as amended.

ITEM 27.	PRINCIPAL UNDERWRITER

(a) OCM does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Registrant.

 Purchase, NY 10577

(b) The tables below set forth certain information as to the Distributor’s
Officers, Partners and Control Persons:

Olstein Advisers, LLC is the General Partner of OCM. The following is a list of the individuals who hold positions either with Olstein Advisers,
LLC or are limited partners of OCM.

	Positions and Offices	Positions and Offices
Name and Business Address	with Underwriter	with the Registrant
Robert A. Olstein	President and indirect	Chairman and
c/o Olstein Capital Management, L.P.	Majority Shareholder of	President
4 Manhattanville Road	Olstein Advisers, LLC
Purchase, New York 10577	through Olstein, Inc.;
President and Sole
Shareholder of Olstein,
Inc.;
Chairman, Chief
Executive Officer and
Chief Investment Officer
of OCM; indirect Limited Partner of OCM through Olstein, Inc.

Erik K. Olstein	Shareholder of Olstein	Trustee, Secretary and
c/o Olstein Capital Management, L.P.	Advisers, LLC; President	Assistant Treasurer
4 Manhattanville Road	and Limited Partner of
Purchase, New York 10577	OCM

Michael Luper	Shareholder of Olstein	Chief Accounting
c/o Olstein Capital Management, L.P.	Advisers, LLC;	Officer and Treasurer
4 Manhattanville Road	Executive Vice President
Purchase, New York 10577	and Limited Partner of
OCM
Eric R. Heyman
c/o Olstein Capital Management, L.P.	Shareholder of Olstein	None
4 Manhattanville Road	Advisers, LLC; Senior
Purchase, New York 10577	Vice President and
Director of Research of
OCM

Olstein Advisers, LLC	General Partner of OCM	None
c/o Olstein Capital Management, L.P.
4 Manhattanville Road
Purchase, New York 10577

Olstein, Inc.	Limited Partner of OCM and	None
c/o Olstein Capital Management, L.P.	Managing Member of
4 Manhattanville Road	Olstein Advisers, LLC
Purchase, New York 10577

James B. Kimmel
c/o Olstein Capital Management, L.P.	Senior Vice President,	CCO
4 Manhattanville Road	General Counsel and
Purchase, New York 10577	Chief Compliance
Officer of OCM

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a)
of the Investment Company Act of 1940 (the “1940 Act”) and Rules (17 CFR 270-31a-1 to
31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road,
Purchase, NY 10577, except for those maintained by the Registrant’s custodian U.S. Bank, N.A.,
425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant’s Administrator, Transfer,
Redemption, Dividend Disbursing and Accounting Agent, U.S. Bancorp Fund Services, LLC,
615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or
Part B.

ITEM 30.	UNDERTAKINGS

Not Applicable.

                                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and
the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933
Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Purchase, and State of New York, on the 26th day of
October, 2009.

                                                            THE OLSTEIN FUNDS

                                                             By: /s/Robert A. Olstein
                                                                   Robert A. Olstein,
Chairman and President


Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Robert A. Olstein	Chairman and	October 26, 2009
Robert A. Olstein	President
/s/Erik K. Olstein	Trustee, Secretary	October 26, 2009
Erik K. Olstein	and Assistant Treasurer
/s/Michael Luper	Chief Accounting	October 26, 2009
Michael Luper	Officer and Treasurer
/s/Fred W. Lange	Trustee	October 26, 2009
Fred W. Lange*
/s/John R. Lohr	Trustee	October 26, 2009
John R. Lohr*
/s/D. Michael Murray	Trustee	October 26, 2009
D. Michael Murray*
/s/Lawrence K. Wein	Trustee	October 26, 2009
Lawrence K. Wein*

* By: /s/Robert A. Olstein
Robert A. Olstein, Attorney-in-Fact
(Pursuant to Power of Attorney)


EXHIBIT INDEX

Form N-1A
Exhibit No.	Description	EDGAR Exhibit No.
Item 23 (d)(1)(A)	Form of Amendment Number 1	Ex-99.d.1.A
to the Investment Management
Agreement between the
Registrant, on behalf of the
Olstein All-Cap Value Fund, and
Olstein Capital Management, L.P.,
dated September 9, 2009 and
effective October 31, 2009
Item 23(j)(1)	Consent of Independent	Ex.-99.j.1.
Registered Public Accounting
Firm.